UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments are attached herewith.

Schedule of Investments

RevenueShares Large Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Automobiles & Components - 3.6%
BorgWarner, Inc.	1,191	$120,755
Delphi Automotive PLC	4,544	265,460
Ford Motor Co.	137,548	2,320,435
General Motors Co.*(a)	69,667	2,505,922
Goodyear Tire & Rubber Co.*	15,168	340,522
Harley-Davidson, Inc.	1,511	97,067
Johnson Controls, Inc.	16,457	682,965
Total Automobiles & Components		6,333,126
Banks - 1.7%
BB&T Corp.	5,164	174,285
Comerica, Inc.	1,103	43,359
Fifth Third Bancorp	6,732	121,445
Hudson City Bancorp, Inc.	2,827	25,584
Huntington Bancshares, Inc.	5,913	48,841
KeyCorp	6,597	75,206
M&T Bank Corp.	725	81,142
People's United Financial, Inc.	1,579	22,706
PNC Financial Services Group, Inc.	3,885	281,468
Regions Financial Corp.	10,480	97,045
SunTrust Banks, Inc.	5,517	178,861
U.S. Bancorp	9,646	352,851
Wells Fargo & Co.	35,464	1,465,373
Zions Bancorporation	1,448	39,704
Total Banks		3,007,870
Capital Goods - 8.6%
3M Co.	4,235	505,701
AMETEK, Inc.	10,468	481,737
Boeing Co.	11,947	1,403,772
Caterpillar, Inc.	11,945	995,855
Cummins, Inc.	2,104	279,558
Danaher Corp.	4,482	310,692
Deere & Co.	7,458	607,007
Dover Corp.	1,573	141,303
Eaton Corp. PLC	4,567	314,392
Emerson Electric Co.	6,384	413,045
Fastenal Co.(a)	1,075	54,019
Flowserve Corp.	1,285	80,171
Fluor Corp.	6,657	472,381
General Dynamics Corp.	5,966	522,144
General Electric Co.	99,598	2,379,396
Honeywell International, Inc.	7,452	618,814
Illinois Tool Works, Inc.	3,720	283,724
Ingersoll-Rand PLC	3,616	234,823
Jacobs Engineering Group, Inc.*(a)	3,171	184,489
Joy Global, Inc.	1,740	88,810
L-3 Communications Holdings, Inc.	2,331	220,279
Lockheed Martin Corp.	6,091	776,907
Masco Corp.	6,022	128,148
Northrop Grumman Corp.	4,383	417,525
PACCAR, Inc.	4,672	260,044
Pall Corp.	555	42,757
Parker Hannifin Corp.	2,042	222,006
Pentair Ltd.	1,620	105,203
Precision Castparts Corp.	552	125,436
Quanta Services, Inc.*	3,937	108,307
Raytheon Co.	5,199	400,687
Rockwell Automation, Inc.	975	104,267
Rockwell Collins, Inc.	1,117	75,800
Roper Industries, Inc.	387	51,421
Snap-On, Inc.	524	52,138
Textron, Inc.	7,107	196,224
Tyco International Ltd.	5,093	178,153
United Technologies Corp.	9,479	1,022,026
W.W. Grainger, Inc.	569	148,913

Investments	Shares	Value
Xylem, Inc./NY	2,311	$64,546
Total Capital Goods		15,072,620
Commercial & Professional Services - 0.6%
ADT Corp. (The)*	1,291	52,492
Avery Dennison Corp.	2,310	100,531
Cintas Corp.(a)	1,368	70,042
Dun & Bradstreet Corp.	263	27,313
Equifax, Inc.	616	36,868
Iron Mountain, Inc.	1,759	47,528
Nielsen Holdings NV	2,641	96,264
Pitney Bowes, Inc.(a)	4,463	81,182
Republic Services, Inc.	4,021	134,141
Robert Half International, Inc.	1,807	70,527
Stericycle, Inc.*	295	34,043
Waste Management, Inc.	5,488	226,325
Total Commercial & Professional Services		977,256
Consumer Durables & Apparel - 1.2%
Coach, Inc.	1,503	81,959
D.R. Horton, Inc.(a)	4,311	83,763
Fossil Group, Inc.*	428	49,751
Garmin Ltd.(a)	1,027	46,410
Harman International Industries, Inc.(a)	1,092	72,323
Hasbro, Inc.(a)	1,396	65,807
Leggett & Platt, Inc.	2,049	61,777
Lennar Corp., Class A(a)	2,321	82,163
Mattel, Inc.	2,535	106,115
Newell Rubbermaid, Inc.	3,551	97,652
NIKE, Inc., Class B	5,934	431,046
Pulte Group, Inc.	5,206	85,899
PVH Corp.	797	94,596
Ralph Lauren Corp.	692	113,993
Stanley Black & Decker, Inc.	2,014	182,408
VF Corp.	911	181,335
Whirlpool Corp.	2,072	303,424
Total Consumer Durables & Apparel		2,140,421
Consumer Services - 1.1%
Carnival Corp.	6,942	226,587
Chipotle Mexican Grill, Inc.*	119	51,015
Darden Restaurants, Inc.	3,010	139,333
H&R Block, Inc.	1,732	46,175
International Game Technology	1,832	34,680
Marriott International, Inc., Class A	5,013	210,847
McDonald's Corp.	4,815	463,251
Starbucks Corp.	3,093	238,068
Starwood Hotels & Resorts Worldwide, Inc.	1,511	100,406
Wyndham Worldwide Corp.	1,276	77,797
Wynn Resorts Ltd.	573	90,540
Yum! Brands, Inc.	3,066	218,882
Total Consumer Services		1,897,581
Diversified Financials - 5.1%
American Express Co.	7,435	561,491
Ameriprise Financial, Inc.	1,933	176,058
Bank of America Corp.	115,592	1,595,169
Bank of New York Mellon Corp.	8,347	251,996
BlackRock, Inc.	590	159,666
Capital One Financial Corp.	6,010	413,127
Charles Schwab Corp.	4,091	86,484
Citigroup, Inc.	29,888	1,449,867
CME Group, Inc.	648	47,874
Discover Financial Services	2,940	148,588
E*Trade Financial Corp.*	2,081	34,336
Franklin Resources, Inc.	2,441	123,392
Goldman Sachs Group, Inc.	4,304	680,936

The accompanying notes are an integral part of these financial documents. 1

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
IntercontinentalExchange, Inc. *	128	$23,222
Invesco Ltd.	2,271	72,445
JPMorgan Chase & Co.	34,740	1,795,711
Legg Mason, Inc.	1,238	41,399
Leucadia National Corp.	5,877	160,089
Moody's Corp.	698	49,090
Morgan Stanley	20,515	552,879
NASDAQ OMX Group, Inc.	1,597	51,248
Northern Trust Corp.	1,268	68,966
NYSE Euronext	1,505	63,180
SLM Corp.	4,351	108,340
State Street Corp.	2,541	167,071
T. Rowe Price Group, Inc.	733	52,725
Total Diversified Financials		8,935,349
Energy - 13.8%
Anadarko Petroleum Corp.	2,481	230,708
Apache Corp.	3,210	273,299
Baker Hughes, Inc.	7,208	353,913
Cabot Oil & Gas Corp.	662	24,706
Cameron International Corp.*	2,524	147,326
Chesapeake Energy Corp.	8,862	229,349
Chevron Corp.	28,640	3,479,760
ConocoPhillips	13,624	947,004
Consol Energy, Inc.	2,314	77,866
Denbury Resources, Inc.*	2,357	43,392
Devon Energy Corp.	2,681	154,855
Diamond Offshore Drilling, Inc.(a)	794	49,482
Ensco PLC, Class A	1,411	75,841
EOG Resources, Inc.	1,275	215,832
EQT Corp.	355	31,496
Exxon Mobil Corp.	75,167	6,467,369
FMC Technologies, Inc.*	1,968	109,067
Halliburton Co.	9,763	470,088
Helmerich & Payne, Inc.	794	54,746
Hess Corp.	5,375	415,703
Kinder Morgan, Inc./Delaware	5,745	204,350
Marathon Oil Corp.	7,460	260,205
Marathon Petroleum Corp.	22,062	1,419,028
Murphy Oil Corp.	7,743	467,058
Nabors Industries Ltd.	6,600	105,996
National Oilwell Varco, Inc.	4,668	364,617
Newfield Exploration Co.*	1,469	40,207
Noble Corp.	1,685	63,642
Noble Energy, Inc.	1,063	71,232
Occidental Petroleum Corp.	4,394	411,015
Peabody Energy Corp.	6,974	120,302
Phillips 66	45,822	2,649,428
Pioneer Natural Resources Co.	283	53,430
QEP Resources, Inc.	1,634	45,245
Range Resources Corp.	342	25,954
Rowan Cos. PLC, Class A*	686	25,190
Schlumberger Ltd.	8,375	740,015
Southwestern Energy Co.*	1,383	50,314
Spectra Energy Corp.	2,576	88,176
Tesoro Corp.	12,837	564,571
Valero Energy Corp.	66,396	2,267,423
Williams Cos., Inc.	3,312	120,424
Wpx Energy, Inc.*	2,597	50,018
Total Energy		24,059,642
Food & Staples Retailing - 8.9%
Costco Wholesale Corp.	14,681	1,690,077
CVS Caremark Corp.	35,450	2,011,787
Kroger Co.	38,222	1,541,875
Safeway, Inc.(a)	22,734	727,261
Sysco Corp.	22,387	712,578

Investments	Shares	Value
Walgreen Co.	21,405	$1,151,589
Wal-Mart Stores, Inc.	102,012	7,544,808
Whole Foods Market, Inc.	3,639	212,882
Total Food & Staples Retailing		15,592,857
Food, Beverage & Tobacco - 4.4%
Altria Group, Inc.	8,228	282,632
Archer-Daniels-Midland Co.	41,040	1,511,914
Beam, Inc.	651	42,087
Brown-Forman Corp., Class B	654	44,557
Campbell Soup Co.	3,255	132,511
Coca-Cola Co.	20,281	768,244
Coca-Cola Enterprises, Inc.	3,286	132,130
ConAgra Foods, Inc.	7,520	228,157
Constellation Brands, Inc., Class A*	780	44,772
Dr Pepper Snapple Group, Inc.	2,211	99,097
General Mills, Inc.	5,908	283,111
Hershey Co.	1,227	113,497
Hormel Foods Corp.	3,239	136,427
J.M. Smucker Co.	914	96,007
Kellogg Co.	4,119	241,909
Kraft Foods Group, Inc.	5,712	299,537
Lorillard, Inc.	1,780	79,708
McCormick & Co., Inc.	988	63,924
Molson Coors Brewing Co., Class B	1,405	70,433
Mondelez International, Inc., Class A	20,644	648,634
Monster Beverage Corp.*	639	33,388
PepsiCo, Inc.	13,557	1,077,781
Philip Morris International, Inc.	5,812	503,261
Reynolds American, Inc.	2,774	135,316
Tyson Foods, Inc., Class A	18,552	524,651
Total Food, Beverage & Tobacco		7,593,685
Health Care Equipment & Services - 8.1%
Aetna, Inc.	10,356	662,991
AmerisourceBergen Corp.	21,996	1,343,956
Baxter International, Inc.	3,366	221,112
Becton Dickinson & Co.	1,291	129,126
Boston Scientific Corp.*	10,287	120,769
C.R. Bard, Inc.	423	48,730
Cardinal Health, Inc.	32,933	1,717,456
CareFusion Corp.*	1,601	59,077
Cerner Corp.*(a)	935	49,134
CIGNA Corp.	6,657	511,657
Covidien PLC	3,106	189,280
DaVita, Inc.*	2,914	165,807
DENTSPLY International, Inc.	1,122	48,706
Edwards Lifesciences Corp.*	471	32,796
Express Scripts Holding Co.*	28,946	1,788,284
Hospira, Inc.*(a)	1,634	64,085
Humana, Inc.	7,035	656,577
Intuitive Surgical, Inc.*	105	39,508
Laboratory Corp. of America Holdings*(a)	967	95,868
McKesson Corp.	15,743	2,019,827
Medtronic, Inc.	5,102	271,681
Patterson Cos., Inc.	1,476	59,335
Quest Diagnostics, Inc.	1,959	121,047
St. Jude Medical, Inc.	1,701	91,242
Stryker Corp.	2,072	140,046
Tenet Healthcare Corp.*	3,738	153,968
UnitedHealth Group, Inc.	27,794	1,990,328
Varian Medical Systems, Inc.*	641	47,902
WellPoint, Inc.	13,537	1,131,829
Zimmer Holdings, Inc.	911	74,830
Total Health Care Equipment & Services		14,046,954
Household & Personal Products - 1.4%

The accompanying notes are an integral part of these financial documents. 2

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Avon Products, Inc.	8,264	$170,238
Clorox Co.(a)	1,140	93,161
Colgate-Palmolive Co.	4,799	284,581
Estee Lauder Cos., Inc., Class A	2,336	163,286
Kimberly-Clark Corp.	3,690	347,672
Mead Johnson Nutrition Co., Class A	865	64,235
Procter & Gamble Co.	17,618	1,331,745
Total Household & Personal Products		2,454,918
Insurance - 6.2%
ACE Ltd.	3,329	311,461
Aflac, Inc.	6,864	425,499
Allstate Corp.	10,953	553,674
American International Group, Inc.	22,427	1,090,625
AON PLC	2,595	193,172
Assurant, Inc.	2,711	146,665
Berkshire Hathaway, Inc., Class B*	24,836	2,819,134
Chubb Corp.	2,572	229,577
Cincinnati Financial Corp.	1,525	71,919
Genworth Financial, Inc., Class A*	13,470	172,281
Hartford Financial Services Group, Inc.	15,599	485,441
Lincoln National Corp.	4,673	196,219
Loews Corp.	5,267	246,180
Marsh & McLennan Cos., Inc.	4,578	199,372
MetLife, Inc.	23,781	1,116,518
Principal Financial Group, Inc.	3,642	155,950
Progressive Corp.	11,156	303,778
Prudential Financial, Inc.	17,013	1,326,674
Torchmark Corp.	866	62,655
Travelers Cos., Inc.	5,071	429,869
Unum Group	5,833	177,557
XL Group PLC	3,934	121,246
Total Insurance		10,835,466
Materials - 3.9%
Air Products & Chemicals, Inc.	1,544	164,544
Airgas, Inc.	777	82,401
Alcoa, Inc.(a)	47,401	384,896
Allegheny Technologies, Inc.	2,510	76,605
Ball Corp.	3,150	141,372
Bemis Co., Inc.	2,154	84,028
CF Industries Holdings, Inc.	477	100,566
Cliffs Natural Resources, Inc.(a)	4,358	89,339
Dow Chemical Co.	23,888	917,299
E.I. du Pont de Nemours & Co.	9,877	578,397
Eastman Chemical Co.	1,960	152,684
Ecolab, Inc.	2,102	207,594
FMC Corp.	908	65,122
Freeport-McMoRan Copper & Gold, Inc.	8,820	291,766
International Flavors & Fragrances, Inc.	579	47,652
International Paper Co.	10,023	449,030
LyondellBasell Industries NV, Class A	10,147	743,065
MeadWestvaco Corp.	2,411	92,534
Monsanto Co.	2,334	243,600
Mosaic Co. (The)	3,771	162,228
Newmont Mining Corp.	5,451	153,173
Nucor Corp.	6,159	301,914
Owens-Illinois, Inc.*	3,803	114,166
PPG Industries, Inc.	1,506	251,592
Praxair, Inc.	1,583	190,292
Sealed Air Corp.	4,517	122,817
Sigma-Aldrich Corp.	518	44,185
United States Steel Corp.(a)	14,852	305,803
Vulcan Materials Co.	844	43,728
Weyerhaeuser Co.	4,582	131,183
Total Materials		6,733,575

Investments	Shares	Value
Media - 3.0%
Cablevision Systems Corp., Class A	6,136	$103,330
CBS Corp., Class B	4,448	245,352
Comcast Corp., Class A	24,251	1,094,932
DIRECTV*	8,144	486,604
Discovery Communications, Inc., Class A*(a)	1,007	85,011
Gannett Co., Inc.	3,530	94,569
Interpublic Group of Cos., Inc.	6,832	117,374
McGraw Hill Financial, Inc.	1,435	94,122
News Corp., Class A*	9,214	147,977
Omnicom Group, Inc.	3,706	235,108
Scripps Networks Interactive, Inc., Class A	525	41,008
Time Warner Cable, Inc.	3,235	361,026
Time Warner, Inc.	7,674	505,026
Twenty-First Century Fox, Inc.	16,386	548,931
Viacom, Inc., Class B	2,638	220,484
Walt Disney Co.	11,302	728,866
Washington Post Co., Class B	117	71,528
Total Media		5,181,248
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
Abbott Laboratories	10,336	343,052
AbbVie, Inc.	6,454	288,687
Actavis, Inc.*	858	123,552
Alexion Pharmaceuticals, Inc.*	196	22,767
Allergan, Inc.	1,083	97,957
Amgen, Inc.	2,538	284,104
Biogen IDEC, Inc.*	403	97,026
Bristol-Myers Squibb Co.	5,671	262,454
Celgene Corp.*	664	102,210
Eli Lilly & Co.	7,141	359,407
Forest Laboratories, Inc.*	1,444	61,789
Gilead Sciences, Inc.*	2,713	170,485
Johnson & Johnson	13,106	1,136,159
Life Technologies Corp.*	856	64,055
Merck & Co., Inc.	15,705	747,715
Mylan, Inc.*	2,981	113,785
PerkinElmer, Inc.	936	35,334
Perrigo Co.	438	54,040
Pfizer, Inc.	32,184	924,003
Regeneron Pharmaceuticals, Inc.*	98	30,661
Thermo Fisher Scientific, Inc.	2,296	211,576
Vertex Pharmaceuticals, Inc.*	2,405	182,347
Waters Corp.*(a)	293	31,120
Zoetis, Inc.	2,295	71,420
Total Pharmaceuticals, Biotechnology & Life Sciences		5,815,705
Real Estate Investment Trusts - 0.3%
American Tower Corp.	704	52,187
Apartment Investment & Management Co., Class A	607	16,960
AvalonBay Communities, Inc.	156	19,826
Boston Properties, Inc.	302	32,284
Equity Residential	680	36,428
HCP, Inc.	802	32,842
Health Care REIT, Inc.	604	37,677
Host Hotels & Resorts, Inc.	5,181	91,548
Kimco Realty Corp.	785	15,841
Macerich Co. (The)	286	16,142
Plum Creek Timber Co., Inc.	473	22,151
Prologis, Inc.	854	32,127
Public Storage	196	31,468
Simon Property Group, Inc.	558	82,712
Ventas, Inc.	714	43,911
Vornado Realty Trust	547	45,981

The accompanying notes are an integral part of these financial documents. 3

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value

Total Real Estate Investment Trusts		$610,085
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,780	110,561

Retailing - 5.8%
Abercrombie & Fitch Co., Class A	1,886	66,708
Amazon.com, Inc.*	3,550	1,109,872
AutoNation, Inc.*	5,235	273,110
AutoZone, Inc.*(a)	348	147,110
Bed Bath & Beyond, Inc.*	2,201	170,269
Best Buy Co., Inc.	21,226	795,975
CarMax, Inc.*	3,369	163,296
Dollar General Corp.*	4,552	257,006
Dollar Tree, Inc.*	2,018	115,349
Expedia, Inc.	1,396	72,299
Family Dollar Stores, Inc.	2,296	165,358
Gamestop Corp., Class A	3,080	152,922
Gap, Inc.	6,030	242,889
Genuine Parts Co.	2,761	223,337
Home Depot, Inc.	15,631	1,185,611
JC Penney Co., Inc.*(a)	20,187	178,049
Kohl's Corp.	6,015	311,276
L Brands, Inc.	2,866	175,113
Lowe's Cos., Inc.	17,848	849,743
Macy's, Inc.	10,095	436,811
Netflix, Inc.*	211	65,243
Nordstrom, Inc.	3,349	188,214
O'Reilly Automotive, Inc.*	853	108,834
PetSmart, Inc.	1,454	110,882
priceline.com, Inc.*	99	100,084
Ross Stores, Inc.	2,140	155,792
Sherwin-Williams Co.	907	165,237
Staples, Inc.	27,572	403,930
Target Corp.	18,553	1,187,021
Tiffany & Co.	784	60,070
TJX Cos., Inc.	7,193	405,613
Tripadvisor, Inc.*	193	14,637
Urban Outfitters, Inc.*	1,140	41,918
Total Retailing		10,099,578
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	787	29,245
Analog Devices, Inc.	931	43,804
Applied Materials, Inc.	7,952	139,478
Broadcom Corp., Class A	5,098	132,599
First Solar, Inc.*	1,371	55,128
Intel Corp.	36,929	846,413
KLA-Tencor Corp.	857	52,148
Lam Research Corp.*	1,078	55,183
Linear Technology Corp.	536	21,258
LSI Corp.	5,076	39,694
Microchip Technology, Inc.(a)	587	23,650
Micron Technology, Inc.*	7,844	137,035
NVIDIA Corp.	4,241	65,990
Teradyne, Inc.*	1,460	24,119
Texas Instruments, Inc.	5,098	205,296
Xilinx, Inc.	781	36,598
Total Semiconductors & Semiconductor Equipment		1,907,638
Software & Services - 4.1%
Accenture PLC, Class A	6,535	481,238
Adobe Systems, Inc.*	1,366	70,950
Akamai Technologies, Inc.*	466	24,092
Autodesk, Inc.*	941	38,741
Automatic Data Processing, Inc.	2,463	178,272
CA, Inc.	2,596	77,023
Citrix Systems, Inc.*	615	43,425

Investments	Shares	Value
Cognizant Technology Solutions Corp., Class A*	1,635	$134,266
Computer Sciences Corp.	4,893	253,164
eBay, Inc.*	4,594	256,299
Electronic Arts, Inc.*	2,589	66,149
Fidelity National Information Services, Inc.	2,124	98,639
Fiserv, Inc.*	762	77,000
Google, Inc., Class A*	1,053	922,333
International Business Machines Corp.	9,043	1,674,583
Intuit, Inc.	1,034	68,565
Mastercard, Inc., Class A	192	129,174
Microsoft Corp.	37,423	1,246,560
Oracle Corp.	18,364	609,134
Paychex, Inc.(a)	930	37,795
Red Hat, Inc.*	387	17,856
Salesforce.com, Inc.*(a)	841	43,656
Symantec Corp.	4,519	111,845
Total System Services, Inc.	1,075	31,627
VeriSign, Inc.*	302	15,369
Visa, Inc., Class A	938	179,252
Western Union Co.	5,005	93,393
Yahoo!, Inc.*	2,620	86,879
Total Software & Services		7,067,279
Technology Hardware & Equipment - 5.6%
Agilent Technologies, Inc.	2,225	114,031
Amphenol Corp., Class A	976	75,523
Apple, Inc.	6,080	2,898,640
Cisco Systems, Inc.	32,381	758,363
Corning, Inc.	9,130	133,207
Dell, Inc.	72,906	1,003,916
EMC Corp.	14,167	362,109
F5 Networks, Inc.*	255	21,869
FLIR Systems, Inc.	773	24,272
Harris Corp.	1,547	91,737
Hewlett-Packard Co.	91,446	1,918,537
Jabil Circuit, Inc.	12,813	277,786
JDS Uniphase Corp.*	1,895	27,875
Juniper Networks, Inc.*	3,572	70,940
Molex, Inc.	1,554	59,860
Motorola Solutions, Inc.	2,412	143,225
NetApp, Inc.(a)	2,429	103,524
QUALCOMM, Inc.	5,267	354,785
SanDisk Corp.	1,588	94,502
Seagate Technology PLC	6,625	289,777
TE Connectivity Ltd.	4,195	217,217
Teradata Corp.*	731	40,527
Western Digital Corp.	4,126	261,588
Xerox Corp.	36,594	376,552
Total Technology Hardware & Equipment		9,720,362
Telecommunication Services - 2.6%
AT&T, Inc.	62,346	2,108,542
CenturyLink, Inc.	9,458	296,792
Crown Castle International Corp.*	658	48,054
Frontier Communications Corp.	19,546	81,507
Verizon Communications, Inc.	41,545	1,938,489
Windstream Holdings, Inc.	12,069	96,552
Total Telecommunication Services		4,569,936
Transportation - 2.1%
CH Robinson Worldwide, Inc.	3,281	195,417
CSX Corp.	7,500	193,050
Delta Air Lines, Inc.	26,468	624,380
Expeditors International of Washington, Inc.	2,238	98,606
FedEx Corp.	6,248	712,959

The accompanying notes are an integral part of these financial documents. 4

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Kansas City Southern	345	$37,729
Norfolk Southern Corp.	2,358	182,391
Ryder System, Inc.	1,756	104,833
Southwest Airlines Co.	20,048	291,899
Union Pacific Corp.	2,247	349,049
United Parcel Service, Inc., Class B	10,013	914,888
Total Transportation		3,705,201
Utilities - 3.2%
AES Corp.	22,030	292,779
AGL Resources, Inc.(a)	1,628	74,937
Ameren Corp.	3,099	107,969
American Electric Power Co., Inc.	5,824	252,470
CenterPoint Energy, Inc.	5,700	136,629
CMS Energy Corp.	4,143	109,044
Consolidated Edison, Inc.	3,702	204,128
Dominion Resources, Inc.	3,526	220,304
DTE Energy Co.	2,324	153,338
Duke Energy Corp.	6,031	402,750
Edison International	4,672	215,192
Entergy Corp.	2,834	179,080
Exelon Corp.	13,963	413,863
FirstEnergy Corp.	6,890	251,141
Integrys Energy Group, Inc.	1,475	82,438
NextEra Energy, Inc.	2,982	239,037
NiSource, Inc.	2,978	91,990
Northeast Utilities	2,923	120,574
NRG Energy, Inc.	5,735	156,738
Oneok, Inc.	4,291	228,796
Pepco Holdings, Inc.	4,093	75,557
PG&E Corp.	6,176	252,722
Pinnacle West Capital Corp.	1,037	56,765
PPL Corp.	6,428	195,283
Public Service Enterprise Group, Inc.	4,997	164,551
SCANA Corp.	1,619	74,539
Sempra Energy	2,027	173,511
Southern Co.	6,789	279,571
TECO Energy, Inc.	2,958	48,925
Wisconsin Energy Corp.	1,818	73,411
Xcel Energy, Inc.	6,437	177,726
Total Utilities		5,505,758
Total Common Stocks
(Cost $129,068,134)		173,974,671

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–2.3%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.05% (b) (Cost $3,930,456)	3,930,456	3,930,456
Total Investments–102.1% (Cost $132,998,590)		177,905,127
Liabilities in Excess of Other Assets–(2.1)%		(3,712,263)
Net Assets–100.0%		$174,192,864

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $3,812,716; total market value of the collateral held by the fund was $3,932,506. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,050.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial documents. 5

Schedule of Investments

RevenueShares Mid Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 0.4%
Gentex Corp.	4,735	$121,168
Thor Industries, Inc.(a)	7,193	417,482
Total Automobiles & Components		538,650
Banks - 1.9%
Associated Banc-Corp.	7,518	116,454
Astoria Financial Corp.	5,739	71,393
BancorpSouth, Inc.(a)	4,258	84,904
Bank of Hawaii Corp.	1,272	69,260
Cathay General Bancorp	2,375	55,504
City National Corp.(a)	2,166	144,386
Commerce Bancshares, Inc.	2,779	121,748
Cullen/Frost Bankers, Inc.(a)	1,516	106,954
East West Bancorp, Inc.	3,698	118,151
First Horizon National Corp.	13,577	149,211
First Niagara Financial Group, Inc.	17,756	184,130
FirstMerit Corp.	4,500	97,695
Fulton Financial Corp.	7,902	92,295
Hancock Holding Co.	3,564	111,838
International Bancshares Corp.	2,767	59,850
New York Community Bancorp, Inc.(a)	15,114	228,372
Prosperity Bancshares, Inc.	1,076	66,540
Signature Bank*(a)	923	84,473
SVB Financial Group*	1,437	124,114
Synovus Financial Corp.	43,406	143,240
TCF Financial Corp.	10,071	143,814
Trustmark Corp.	2,480	63,488
Valley National Bancorp(a)	9,028	89,829
Washington Federal, Inc.	3,372	69,733
Webster Financial Corp.	3,927	100,256
Westamerica Bancorporation(a)	520	25,865
Total Banks		2,723,497
Capital Goods - 12.6%
Acuity Brands, Inc.(a)	2,438	224,345
Aecom Technology Corp.*(a)	30,176	943,604
AGCO Corp.	19,621	1,185,501
Alliant Techsystems, Inc.	5,423	529,068
BE Aerospace, Inc.*	5,012	369,986
Carlisle Cos., Inc.	5,857	411,689
CLARCOR, Inc.(a)	2,311	128,330
Crane Co.	4,635	285,841
Donaldson Co., Inc.	7,325	279,302
Esterline Technologies Corp.*(a)	2,769	221,215
Exelis, Inc.	36,927	580,123
Fortune Brands Home & Security, Inc.	10,400	432,952
GATX Corp.	3,029	143,938
General Cable Corp.(a)	22,071	700,754
Graco, Inc.	1,638	121,310
Granite Construction, Inc.	8,004	244,922
Harsco Corp.(a)	13,318	331,618
Hubbell, Inc., Class B	3,316	347,318
Huntington Ingalls Industries, Inc.	11,122	749,623
IDEX Corp.	3,480	227,070
ITT Corp.	7,315	262,974
KBR, Inc.	26,124	852,687
Kennametal, Inc.	6,567	299,455
Lennox International, Inc.	4,700	353,722
Lincoln Electric Holdings, Inc.	4,739	315,712
MSC Industrial Direct Co., Inc., Class A	3,389	275,695
Nordson Corp.	2,364	174,061
Oshkosh Corp.*	18,584	910,244
Regal-Beloit Corp.	5,218	354,459
SPX Corp.	6,824	577,583
Terex Corp.*(a)	23,492	789,331

Investments	Shares	Value
Timken Co.	7,984	$482,234
Trinity Industries, Inc.	9,818	445,246
Triumph Group, Inc.	5,872	412,332
United Rentals, Inc.*(a)	9,560	557,252
URS Corp.(a)	23,908	1,285,055
Valmont Industries, Inc.	2,470	343,108
Wabtec Corp.	4,456	280,149
Watsco, Inc.	4,309	406,210
Woodward, Inc.	5,077	207,294
Total Capital Goods		18,043,312
Commercial & Professional Services - 4.5%
Brink's Co.(a)	16,015	453,224
Clean Harbors, Inc.*(a)	5,542	325,094
Copart, Inc.*	3,268	103,890
Corporate Executive Board Co.	1,191	86,490
Corrections Corp. of America	5,703	197,039
Deluxe Corp.	4,220	175,805
FTI Consulting, Inc.*(a)	4,970	187,866
Herman Miller, Inc.	6,812	198,774
HNI Corp.(a)	6,432	232,710
Manpower, Inc.	31,034	2,257,413
Mine Safety Appliances Co.(a)	2,567	132,483
Monster Worldwide, Inc.*	21,184	93,633
R.R. Donnelley & Sons Co.(a)	74,567	1,178,159
Rollins, Inc.	5,656	149,941
Towers Watson & Co., Class A	3,838	410,512
Waste Connections, Inc.	4,550	206,616
Total Commercial & Professional Services		6,389,649
Consumer Durables & Apparel - 3.2%
Carter's, Inc.	3,601	273,280
Deckers Outdoor Corp.*(a)	2,662	175,479
Hanesbrands, Inc.	8,022	499,851
Jarden Corp.*	15,640	756,976
KB Home(a)	12,412	223,664
MDC Holdings, Inc.	5,535	166,105
Mohawk Industries, Inc.*	5,528	720,022
NVR, Inc.*(a)	434	398,928
Polaris Industries, Inc.	3,057	394,903
Tempur-Pedic International, Inc.*(a)	4,491	197,424
Toll Brothers, Inc.*(a)	7,286	236,285
Tupperware Brands Corp.	3,504	302,641
Under Armour, Inc., Class A*(a)	2,910	231,200
Total Consumer Durables & Apparel		4,576,758
Consumer Services - 2.3%
Apollo Group, Inc., Class A*	21,601	449,517
Bally Technologies, Inc.*(a)	1,436	103,478
Bob Evans Farms, Inc.	3,159	180,916
Brinker International, Inc.	7,891	319,822
Cheesecake Factory, Inc.(a)	4,747	208,631
DeVry, Inc.(a)	7,475	228,436
Domino's Pizza, Inc.	2,965	201,472
International Speedway Corp., Class A(a)	2,148	69,380
Life Time Fitness, Inc.*(a)	2,586	133,102
Matthews International Corp., Class A	2,815	107,195
Panera Bread Co., Class A*	1,510	239,380
Regis Corp.	16,277	238,946
Scientific Games Corp., Class A*(a)	6,273	101,434
Service Corp. International	15,069	280,585
Sotheby's	1,835	90,154
Wendy's Co. (The)	33,881	287,311
WMS Industries, Inc.*(a)	3,221	83,585
Total Consumer Services		3,323,344
Diversified Financials - 1.1%
Affiliated Managers Group, Inc.*	1,214	221,725

The accompanying notes are an integral part of these financial documents. 6

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Apollo Investment Corp.	5,752	$46,879
CBOE Holdings, Inc.	1,379	62,372
Eaton Vance Corp.(a)	3,504	136,060
Federated Investors, Inc., Class B(a)	3,890	105,652
Greenhill & Co., Inc.	719	35,864
Janus Capital Group, Inc.(a)	11,005	93,653
MSCI, Inc., Class A*(a)	2,782	112,003
Raymond James Financial, Inc.	11,750	489,623
SEI Investments Co.	3,867	119,529
Waddell & Reed Financial, Inc., Class A	2,698	138,893
Total Diversified Financials		1,562,253
Energy - 7.8%
Alpha Natural Resources, Inc.*(a)	106,899	637,118
Arch Coal, Inc.(a)	87,234	358,532
Atwood Oceanics, Inc.*(a)	1,899	104,521
Bill Barrett Corp.*(a)	3,071	77,113
CARBO Ceramics, Inc.(a)	713	70,665
Cimarex Energy Co.	2,188	210,923
Dresser-Rand Group, Inc.*	5,491	342,638
Dril-Quip, Inc.*(a)	792	90,882
Helix Energy Solutions Group, Inc.*	4,198	106,503
HollyFrontier Corp.	55,483	2,336,389
Oceaneering International, Inc.	4,202	341,371
Oil States International, Inc.*	4,786	495,160
Patterson-UTI Energy, Inc.	13,526	289,186
Rosetta Resources, Inc.*(a)	1,529	83,269
SM Energy Co.	2,808	216,750
Superior Energy Services, Inc.*	20,220	506,309
Tidewater, Inc.	2,251	133,462
Unit Corp.*	3,152	146,536
World Fuel Services Corp.	123,577	4,610,658
Total Energy		11,157,985
Food & Staples Retailing - 2.9%
Harris Teeter Supermarkets, Inc.	11,405	561,012
SUPERVALU, Inc.*(a)	359,463	2,958,380
United Natural Foods, Inc.*(a)	9,414	632,809
Total Food & Staples Retailing		4,152,201
Food, Beverage & Tobacco - 2.9%
Dean Foods Co.*	66,856	1,290,321
Flowers Foods, Inc.	18,219	390,616
Green Mountain Coffee Roasters, Inc.*(a)	5,584	420,643
Hillshire Brands Co.	14,215	436,969
Ingredion, Inc.	11,063	732,039
Lancaster Colony Corp.	1,676	131,214
Post Holdings, Inc.*	2,560	103,347
Tootsie Roll Industries, Inc.	1,943	59,883
Universal Corp.(a)	5,352	272,577
WhiteWave Foods Co., Class A*	13,590	271,392
Total Food, Beverage & Tobacco		4,109,001
Health Care Equipment & Services - 7.3%
Allscripts Healthcare Solutions, Inc.*(a)	10,480	155,838
Community Health Systems, Inc.	34,138	1,416,727
Cooper Cos., Inc.	1,328	172,228
Health Management Associates, Inc., Class A*(a)	55,513	710,566
Health Net, Inc.*	40,103	1,271,265
Henry Schein, Inc.*	10,035	1,040,630
Hill-Rom Holdings, Inc.	5,367	192,300
HMS Holdings Corp.*(a)	2,356	50,678
Hologic, Inc.*	12,897	266,323
IDEXX Laboratories, Inc.*(a)	1,516	151,069

Investments	Shares	Value
LifePoint Hospitals, Inc.*	8,613	$401,624
Masimo Corp.(a)	2,236	59,567
Mednax, Inc.*(a)	2,210	221,884
Omnicare, Inc.	12,686	704,073
Owens & Minor, Inc.	29,402	1,017,015
ResMed, Inc.(a)	3,085	162,950
STERIS Corp.	3,701	158,995
Teleflex, Inc.(a)	2,248	184,965
Thoratec Corp.*	1,496	55,786
Universal Health Services, Inc., Class B	10,951	821,215
VCA Antech, Inc.*	7,134	195,900
WellCare Health Plans, Inc.*	14,197	990,099
Total Health Care Equipment & Services		10,401,697
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	5,678	340,964
Energizer Holdings, Inc.	5,432	495,127
Total Household & Personal Products		836,091
Insurance - 6.2%
Alleghany Corp.*	1,353	554,256
American Financial Group, Inc.	10,665	576,550
Arthur J. Gallagher & Co.	7,060	308,169
Aspen Insurance Holdings Ltd.	7,148	259,401
Brown & Brown, Inc.	4,369	140,245
Everest Re Group Ltd.	4,118	598,798
Fidelity National Financial, Inc., Class A	40,101	1,066,687
First American Financial Corp.	23,900	581,965
Hanover Insurance Group, Inc.	10,092	558,289
HCC Insurance Holdings, Inc.	6,530	286,145
Kemper Corp.	7,963	267,557
Mercury General Corp.	6,607	319,184
Old Republic International Corp.	39,699	611,365
Primerica, Inc.	3,425	138,165
Protective Life Corp.(a)	9,735	414,224
Reinsurance Group of America, Inc., Class A	17,671	1,183,780
StanCorp Financial Group, Inc.(a)	6,000	330,120
W.R. Berkley Corp.	15,951	683,660
Total Insurance		8,878,560
Materials - 7.9%
Albemarle Corp.	4,699	295,755
Aptargroup, Inc.	4,541	273,050
Ashland, Inc.	9,930	918,326
Cabot Corp.	8,979	383,493
Carpenter Technology Corp.	4,409	256,207
Commercial Metals Co.(a)	49,461	838,364
Compass Minerals International, Inc.	1,500	114,405
Cytec Industries, Inc.	2,780	226,181
Domtar Corp.	7,611	604,466
Eagle Materials, Inc.	894	64,860
Greif, Inc., Class A	9,745	477,797
Intrepid Potash, Inc.(a)	2,938	46,068
Louisiana-Pacific Corp.*(a)	12,770	224,624
Martin Marietta Materials, Inc.	2,406	236,197
Minerals Technologies, Inc.	2,333	115,180
NewMarket Corp.	885	254,800
Olin Corp.	11,828	272,872
Packaging Corp. of America	5,774	329,638
Reliance Steel & Aluminum Co.	12,689	929,723
Rock-Tenn Co., Class A	9,504	962,470
Royal Gold, Inc.	648	31,532
RPM International, Inc.	12,356	447,287
Scotts Miracle-Gro Co., Class A	5,469	300,959
Sensient Technologies Corp.(a)	3,520	168,573
Silgan Holdings, Inc.	8,727	410,169

The accompanying notes are an integral part of these financial documents. 7

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Sonoco Products Co.	13,872	$540,176
Steel Dynamics, Inc.	47,172	788,244
Valspar Corp.	7,062	447,943
Worthington Industries, Inc.	8,800	302,984
Total Materials		11,262,343
Media - 1.2%
AMC Networks, Inc., Class A*	2,443	167,296
Cinemark Holdings, Inc.	9,112	289,215
DreamWorks Animation SKG, Inc., Class A*	3,050	86,803
John Wiley & Sons, Inc., Class A	4,261	203,207
Lamar Advertising Co., Class A*	2,970	139,679
Meredith Corp.	3,524	167,813
New York Times Co., Class A*	19,128	240,439
Scholastic Corp.	7,877	225,676
Valassis Communications, Inc.	8,336	240,744
Total Media		1,760,872
Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Bio-Rad Laboratories, Inc., Class A*	2,062	242,409
Charles River Laboratories International, Inc.*(a)	2,808	129,898
Covance, Inc.*(a)	3,293	284,713
Cubist Pharmaceuticals, Inc.*	22,407	1,423,965
Endo Health Solutions Inc.*	7,520	341,709
Mallinckrodt PLC*	5,393	237,777
Mettler-Toledo International, Inc.*(a)	1,113	267,220
Salix Pharmaceuticals Ltd.*	1,372	91,759
Techne Corp.(a)	432	34,586
United Therapeutics Corp.*(a)	1,471	115,988
Total Pharmaceuticals, Biotechnology & Life Sciences		3,170,024
Real Estate - 0.0%
Alexander & Baldwin, Inc.*(a)	891	32,094

Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	1,036	66,149
American Campus Communities, Inc.	1,903	64,988
BioMed Realty Trust, Inc.,	3,489	64,861
BRE Properties, Inc.	905	45,938
Camden Property Trust	1,383	84,972
Corporate Office Properties Trust	2,514	58,073
Duke Realty Corp.(a)	7,891	121,837
Equity One, Inc.	1,747	38,189
Essex Property Trust, Inc.	439	64,840
Extra Space Storage, Inc.	1,139	52,109
Federal Realty Investment Trust	695	70,508
Highwoods Properties, Inc.(a)	1,685	59,497
Home Properties, Inc.	1,262	72,881
Hospitality Properties Trust	5,779	163,546
Kilroy Realty Corp.	1,014	50,649
Liberty Property Trust	2,187	77,857
Mack-Cali Realty Corp.	3,667	80,454
National Retail Properties, Inc.(a)	1,317	41,907
Omega Healthcare Investors, Inc.	1,472	43,969
Potlatch Corp.	1,575	62,496
Rayonier, Inc.	3,293	183,255
Realty Income Corp.	1,716	68,211
Regency Centers Corp.	1,135	54,877
Senior Housing Properties Trust	3,570	83,324
SL Green Realty Corp.	1,793	159,290
Taubman Centers, Inc.	1,253	84,339
UDR, Inc.	3,479	82,452
Weingarten Realty Investors	1,993	58,455
Total Real Estate Investment Trusts		2,159,923
Real Estate Management & Development - 0.3%

Investments	Shares	Value
Jones Lang LaSalle, Inc.	5,188	$452,912

Retailing - 9.3%
Aaron's, Inc.	9,256	256,391
Advance Auto Parts, Inc.	8,894	735,356
Aeropostale, Inc.*(a)	27,268	256,319
American Eagle Outfitters, Inc.	25,443	355,948
ANN, Inc.*	7,089	256,764
Ascena Retail Group, Inc.*(a)	27,261	543,312
Big Lots, Inc.*	16,126	598,113
Cabela's, Inc.*(a)	6,097	384,294
Chico's FAS, Inc.	16,025	266,976
CST Brands, Inc.	49,533	1,476,083
Dick's Sporting Goods, Inc.	11,798	629,777
Foot Locker, Inc.	20,028	679,750
Guess?, Inc.	9,810	292,828
HSN, Inc.	6,914	370,729
LKQ Corp.*(a)	16,037	510,939
Murphy USA, Inc.*	54,622	2,206,183
Office Depot, Inc.*	276,706	1,336,490
Rent-A-Center, Inc.	9,237	351,930
Saks, Inc.*(a)	23,378	372,645
Signet Jewelers Ltd.	6,047	433,268
Tractor Supply Co.	8,486	570,005
Williams-Sonoma, Inc.(a)	7,721	433,920
Total Retailing		13,318,020
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc.*	16,584	63,019
Atmel Corp.*	20,438	152,059
Cree, Inc.*(a)	2,354	141,687
Cypress Semiconductor Corp.*	7,355	68,696
Fairchild Semiconductor International, Inc.*(a)	11,198	155,540
Integrated Device Technology, Inc.*(a)	6,099	57,453
International Rectifier Corp.*(a)	4,471	110,747
Intersil Corp., Class A	5,897	66,223
RF Micro Devices, Inc.*(a)	16,983	95,784
Semtech Corp.*	1,746	52,363
Silicon Laboratories, Inc.*	1,597	68,208
Skyworks Solutions, Inc.*	7,454	185,157
SunEdison, Inc.*	29,153	232,349
Total Semiconductors & Semiconductor Equipment		1,449,285
Software & Services - 4.5%
ACI Worldwide, Inc.*	1,592	86,063
Acxiom Corp.*	4,793	136,073
Advent Software, Inc.	1,305	41,434
Alliance Data Systems Corp.*(a)	2,139	452,334
ANSYS, Inc.*	1,090	94,307
AOL, Inc.*	7,014	242,544
Broadridge Financial Solutions, Inc.	8,474	269,049
Cadence Design Systems, Inc.*(a)	11,643	157,180
CommVault Systems, Inc.*(a)	583	51,205
Compuware Corp.	9,944	111,373
Concur Technologies, Inc.*(a)	492	54,366
Convergys Corp.	12,041	225,769
CoreLogic, Inc.*	6,764	182,966
DST Systems, Inc.	3,873	292,063
Equinix, Inc.*(a)	1,254	230,297
Factset Research Systems, Inc.(a)	860	93,826
Fair Isaac Corp.	1,502	83,031
Gartner, Inc.*	3,284	197,040
Global Payments, Inc.	5,219	266,587
Informatica Corp.*	2,434	94,853
Jack Henry & Associates, Inc.	2,349	121,232

The accompanying notes are an integral part of these financial documents. 8

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Leidos Holdings, Inc.	2,434	$110,796
Lender Processing Services, Inc.(a)	7,200	239,544
Mantech International Corp., Class A	9,964	286,565
Mentor Graphics Corp.	5,236	122,365
MICROS Systems, Inc.*(a)	2,718	135,737
NeuStar, Inc., Class A*(a)	1,904	94,210
PTC, Inc.*(a)	5,016	142,605
Rackspace Hosting, Inc.*(a)	3,006	158,597
Rovi Corp.*	3,903	74,820
Science Applications International Corp.*	23,406	789,952
Solarwinds, Inc.*	882	30,923
Solera Holdings, Inc.	1,700	89,879
Synopsys, Inc.*	5,575	210,177
TIBCO Software, Inc.*	4,508	115,360
ValueClick, Inc.*(a)	3,643	75,957
VeriFone Systems, Inc.*	8,757	200,185
Wex, Inc.*	893	78,361
Total Software & Services		6,439,625
Technology Hardware & Equipment - 11.2%
3D Systems Corp.*(a)	882	47,619
ADTRAN, Inc.(a)	2,576	68,625
Arrow Electronics, Inc.*(a)	48,172	2,337,787
Avnet, Inc.	68,769	2,868,355
Ciena Corp.*(a)	8,496	212,230
Diebold, Inc.	11,054	324,545
Ingram Micro, Inc., Class A*	205,352	4,733,364
InterDigital, Inc./Pa	1,962	73,242
Itron, Inc.*(a)	5,140	220,146
Lexmark International, Inc., Class A	12,530	413,490
National Instruments Corp.	4,263	131,855
NCR Corp.*	17,601	697,176
Plantronics, Inc.	1,718	79,114
Polycom, Inc.*	14,335	156,538
Riverbed Technology, Inc.*(a)	6,895	100,598
Tech Data Corp.*	57,965	2,893,033
Trimble Navigation Ltd.*	8,265	245,553
Vishay Intertechnology, Inc.*(a)	19,456	250,788
Zebra Technologies Corp., Class A*	2,527	115,054
Total Technology Hardware & Equipment		15,969,112
Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	20,817	615,142
tw Telecom, Inc.*	5,640	168,439
Total Telecommunication Services		783,581
Transportation - 2.8%
Alaska Air Group, Inc.	8,723	546,234
Con-Way, Inc.(a)	14,693	633,121
Genesee & Wyoming, Inc., Class A*	1,477	137,317
JB Hunt Transport Services, Inc.	7,996	583,148
JetBlue Airways Corp.*(a)	87,126	580,259
Kirby Corp.*(a)	2,810	243,206
Landstar System, Inc.	5,394	301,956
Matson, Inc.	6,613	173,459
UTi Worldwide, Inc.	35,460	535,801
Werner Enterprises, Inc.	9,733	227,071
Total Transportation		3,961,572
Utilities - 3.8%
Alliant Energy Corp.	7,366	364,985
Aqua America, Inc.	3,626	89,671
Atmos Energy Corp.	9,398	400,261
Black Hills Corp.	2,825	140,854
Cleco Corp.	2,603	116,718
Energen Corp.	2,584	197,392
Great Plains Energy, Inc.	12,044	267,377
Hawaiian Electric Industries, Inc.	14,867	373,162

Investments	Shares	Value
IDACORP, Inc.(a)	2,721	$131,696
MDU Resources Group, Inc.	17,468	488,580
National Fuel Gas Co.	2,851	196,035
NV Energy, Inc.	14,152	334,129
OGE Energy Corp.	11,303	407,925
PNM Resources, Inc.	6,965	157,618
Questar Corp.	6,042	135,884
UGI Corp.	20,175	789,448
Vectren Corp.	8,151	271,836
Westar Energy, Inc.	8,640	264,816
WGL Holdings, Inc.	6,611	282,356
Total Utilities		5,410,743
Total Common Stocks
(Cost $111,856,818)		142,863,104

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–10.6%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.05% (b) (Cost $15,106,157)	15,106,157	15,106,157
Total Investments–110.6% (Cost $126,962,975)		157,969,261
Liabilities in Excess of Other Assets–(10.6)%		(15,120,098)
Net Assets–100.0%		$142,849,163

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $14,689,365; total market value of the collateral held by the fund was $15,156,248. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $50,091.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial documents. 9

Schedule of Investments

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 0.8%
Dorman Products, Inc.(a)	3,965	$196,466
Drew Industries, Inc.(a)	7,234	329,436
Spartan Motors, Inc.	24,403	148,126
Standard Motor Products, Inc.	9,929	319,317
Superior Industries International, Inc.	14,855	264,865
Winnebago Industries, Inc.*	9,576	248,593
Total Automobiles & Components		1,506,803
Banks - 2.8%
Bank Mutual Corp.	5,772	36,191
Bank of the Ozarks, Inc.(a)	1,794	86,094
Banner Corp.	2,055	78,419
BBCN Bancorp, Inc.	7,209	99,196
BofI Holding, Inc.*(a)	910	59,023
Boston Private Financial Holdings, Inc.	10,133	112,476
Brookline Bancorp, Inc.	8,099	76,212
Cardinal Financial Corp.	5,166	85,394
City Holding Co.	1,381	59,714
Columbia Banking System, Inc.(a)	3,533	87,265
Community Bank System, Inc.	4,344	148,217
CVB Financial Corp.(a)	6,547	88,515
Dime Community Bancshares	4,082	67,965
First BanCorp*	38,943	221,196
First Commonwealth Financial Corp.	11,783	89,433
First Financial Bancorp	7,619	115,580
First Financial Bankshares, Inc.(a)	1,242	73,054
First Midwest Bancorp, Inc.	8,978	135,658
FNB Corp.	15,332	185,977
Glacier Bancorp, Inc.(a)	4,638	114,605
Hanmi Financial Corp.	2,953	48,931
Home BancShares, Inc.(a)	2,559	77,717
Independent Bank Corp.	2,449	87,429
MB Financial, Inc.	5,376	151,818
National Penn Bancshares, Inc.	12,869	129,334
NBT Bancorp, Inc.	5,031	115,612
Northwest Bancshares, Inc.	9,574	126,568
Old National Bancorp	12,429	176,492
Oritani Financial Corp.	2,670	43,948
PacWest Bancorp(a)	2,912	100,056
Pinnacle Financial Partners, Inc.*(a)	2,639	78,669
PrivateBancorp, Inc.	9,367	200,454
Provident Financial Services, Inc.	5,959	96,595
S&T Bancorp, Inc.	2,841	68,809
Simmons First National Corp., Class A	1,991	61,900
Sterling Bancorp, Class N	3,672	50,417
Susquehanna Bancshares, Inc.(a)	22,453	281,785
Taylor Capital Group, Inc.*(a)	5,666	125,502
Texas Capital Bancshares, Inc.*	3,328	152,988
Tompkins Financial Corp.	1,803	83,335
TrustCo Bank Corp.	9,358	55,774
UMB Financial Corp.	4,808	261,267
Umpqua Holdings Corp.	11,921	193,359
United Bankshares, Inc.(a)	4,418	128,034
United Community Banks, Inc.*	6,916	103,740
ViewPoint Financial Group, Inc.(a)	2,702	55,850
Wilshire Bancorp, Inc.	5,908	48,327
Wintrust Financial Corp.(a)	6,981	286,710
Total Banks		5,411,604
Capital Goods - 12.0%
A.O. Smith Corp.	15,058	680,622
AAON, Inc.	3,913	103,929
AAR Corp.	24,381	666,333
Actuant Corp., Class A	12,779	496,336
Aegion Corp., Class A*	13,819	327,925
Aerovironment, Inc.*	4,659	107,623

Investments	Shares	Value
Albany International Corp., Class A	7,030	$252,166
American Science & Engineering, Inc.	1,103	66,522
Apogee Enterprises, Inc.	7,380	219,038
Applied Industrial Technologies, Inc.	15,463	796,345
Astec Industries, Inc.	8,592	308,968
AZZ, Inc.	4,051	169,575
Barnes Group, Inc.	10,869	379,545
Belden, Inc.	10,338	662,149
Brady Corp., Class A	13,482	411,201
Briggs & Stratton Corp.	32,574	655,389
CIRCOR International, Inc.(a)	4,476	278,318
Comfort Systems USA, Inc.	26,260	441,431
Cubic Corp.(a)	8,618	462,614
Curtiss-Wright Corp.	15,827	743,236
DXP Enterprises, Inc.*	4,909	387,664
Dycom Industries, Inc.*	15,563	435,608
EMCOR Group, Inc.	51,973	2,033,704
Encore Wire Corp.	8,835	348,452
EnerSys	12,708	770,486
Engility Holdings, Inc.*	15,817	501,873
EnPro Industries, Inc.*(a)	6,501	391,425
ESCO Technologies, Inc.	6,329	210,313
Federal Signal Corp.*	21,580	277,735
Franklin Electric Co., Inc.(a)	7,805	307,517
GenCorp, Inc.*(a)	20,962	336,021
Gibraltar Industries, Inc.*	18,130	258,534
Griffon Corp.	49,702	623,263
II-VI, Inc.*(a)	9,345	175,873
John Bean Technologies Corp.	12,240	304,531
Kaman Corp.	14,081	533,107
Kaydon Corp.	4,349	154,476
Lindsay Corp.(a)	2,432	198,500
Lydall, Inc.*	7,539	129,445
Moog, Inc., Class A*(a)	14,242	835,578
Mueller Industries, Inc.	12,568	699,661
National Presto Industries, Inc.(a)	2,003	141,031
Orbital Sciences Corp.*(a)	22,045	466,913
Orion Marine Group, Inc.*	10,628	110,637
Powell Industries, Inc.*	3,795	232,596
Quanex Building Products Corp.	15,452	290,961
Simpson Manufacturing Co., Inc.	6,800	221,476
Standex International Corp.	3,762	223,463
Teledyne Technologies, Inc.*(a)	8,855	752,055
Tennant Co.	3,976	246,512
Titan International, Inc.	44,623	653,281
Toro Co.	12,071	656,059
Universal Forest Products, Inc.(a)	18,044	759,652
Vicor Corp.*(a)	7,897	64,597
Watts Water Technologies, Inc., Class A(a)	8,427	475,030
Total Capital Goods		23,437,294
Commercial & Professional Services - 6.3%
ABM Industries, Inc.	56,728	1,510,099
CDI Corp.	23,476	359,418
Consolidated Graphics, Inc.*	6,092	341,518
Encore Capital Group, Inc.*(a)	4,229	193,942
Exponent, Inc.	1,398	100,432
G&K Services, Inc., Class A	5,134	310,042
Geo Group, Inc. (The)	15,392	511,784
Healthcare Services Group, Inc.	13,941	359,120
Heidrick & Struggles International, Inc.	8,377	159,666
Insperity, Inc.	19,924	749,142
Interface, Inc.	16,176	320,932
Kelly Services, Inc., Class A	88,615	1,725,334
Korn/Ferry International*	12,430	266,002
Mobile Mini, Inc.*	3,919	133,481

The accompanying notes are an integral part of these financial documents. 10

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Navigant Consulting, Inc.*	18,417	$284,727
On Assignment, Inc.*(a)	15,823	522,159
Portfolio Recovery Associates, Inc.*(a)	3,659	219,320
Resources Connection, Inc.	13,579	184,267
Sykes Enterprises, Inc.*	21,978	393,626
Tetra Tech, Inc.*	26,341	681,969
TrueBlue, Inc.*	19,755	474,318
UniFirst Corp.	4,198	438,355
United Stationers, Inc.	40,106	1,744,611
Viad Corp.	13,652	340,617
WageWorks, Inc.*(a)	1,816	91,617
Total Commercial & Professional Services		12,416,498
Consumer Durables & Apparel - 5.2%
Arctic Cat, Inc.	3,712	211,770
Blyth, Inc.	27,116	375,014
Brunswick Corp.(a)	32,470	1,295,878
Callaway Golf Co.(a)	36,762	261,745
Crocs, Inc.*	27,942	380,291
Ethan Allen Interiors, Inc.	8,907	248,238
Fifth & Pacific Cos., Inc.*(a)	20,783	522,277
Helen of Troy Ltd.*	9,216	407,347
Iconix Brand Group, Inc.*(a)	3,906	129,757
iRobot Corp.*(a)	4,111	154,861
Jakks Pacific, Inc.(a)	41,136	184,701
La-Z-Boy, Inc., Class Z	18,221	413,799
M/I Homes, Inc.*	14,377	296,454
Maidenform Brands, Inc.*	7,986	187,591
Meritage Homes Corp.*	11,204	481,212
Movado Group, Inc.	3,770	164,938
Oxford Industries, Inc.(a)	3,927	266,957
Perry Ellis International, Inc.	15,872	299,029
Quiksilver, Inc.*(a)	94,731	665,959
Ryland Group, Inc.(a)	13,360	541,614
Skechers U.S.A., Inc., Class A*(a)	19,352	602,041
Standard Pacific Corp.*(a)	63,848	505,038
Steven Madden Ltd.*	7,730	416,106
Sturm Ruger & Co., Inc.(a)	3,175	198,850
Universal Electronics, Inc.*	4,947	178,240
Wolverine World Wide, Inc.	13,076	761,415
Total Consumer Durables & Apparel		10,151,122
Consumer Services - 5.3%
American Public Education, Inc.*(a)	2,787	105,349
Biglari Holdings, Inc.*	582	240,174
BJ's Restaurants, Inc.*(a)	7,847	225,366
Boyd Gaming Corp.*(a)	62,893	889,936
Buffalo Wild Wings, Inc.*(a)	3,481	387,157
Capella Education Co.*	2,522	142,644
Career Education Corp.*	160,818	443,858
CEC Entertainment, Inc.	6,184	283,598
Corinthian Colleges, Inc.*(a)	242,351	530,749
Cracker Barrel Old Country Store, Inc.	8,488	876,301
DineEquity, Inc.	3,334	230,046
Hillenbrand, Inc.	14,306	391,555
Interval Leisure Group, Inc.	6,912	163,330
ITT Educational Services, Inc.*(a)	12,935	400,985
Jack in the Box, Inc.*	12,563	502,520
Lincoln Educational Services Corp.	25,455	117,347
Marcus Corp.	9,703	140,985
Marriott Vacations Worldwide Corp.*	12,484	549,296
Monarch Casino & Resort, Inc.*	3,238	61,457
Multimedia Games Holding Co., Inc.*	1,645	56,835
Outerwall, Inc.*(a)	15,632	781,444
Papa John's International, Inc.	6,412	448,071
Pinnacle Entertainment, Inc.*(a)	16,443	411,897
Red Robin Gourmet Burgers, Inc.*	4,763	338,649
Ruby Tuesday, Inc.*	56,517	423,877

Investments	Shares	Value
Ruth's Hospitality Group, Inc.(a)	11,565	$137,161
Shfl Entertainment, Inc.*(a)	3,997	91,931
Sonic Corp.*	9,756	173,169
Strayer Education, Inc.	3,981	165,291
Texas Roadhouse, Inc.	16,946	445,341
Universal Technical Institute, Inc.	10,653	129,221
Total Consumer Services		10,285,540
Diversified Financials - 1.8%
Calamos Asset Management, Inc., Class A	9,692	96,823
Cash America International, Inc.(a)	12,922	585,108
Evercore Partners, Inc., Class A	5,201	256,045
Ezcorp, Inc., Class A*	18,716	315,926
Financial Engines, Inc.	1,136	67,524
First Cash Financial Services, Inc.*(a)	3,545	205,433
HFF, Inc., Class A	4,271	106,988
Interactive Brokers Group, Inc., Class A	19,584	367,592
Investment Technology Group, Inc.*	10,491	164,918
MarketAxess Holdings, Inc.	1,229	73,789
Piper Jaffray Cos.*	4,875	167,164
Prospect Capital Corp.	10,760	120,297
Stifel Financial Corp.*(a)	14,058	579,471
SWS Group, Inc.*	19,677	109,798
Virtus Investment Partners, Inc.*	651	105,879
World Acceptance Corp.*(a)	2,059	185,145
Total Diversified Financials		3,507,900
Energy - 3.5%
Approach Resources, Inc.*(a)	1,948	51,193
Basic Energy Services, Inc.*	32,934	416,286
Bristow Group, Inc.	6,401	465,737
C&J Energy Services, Inc.*(a)	17,685	355,115
Carrizo Oil & Gas, Inc.*(a)	4,383	163,530
Cloud Peak Energy, Inc.*	32,087	470,716
Comstock Resources, Inc.	9,097	144,733
Contango Oil & Gas Co.(a)	1,315	48,326
Era Group, Inc.*	3,504	95,239
Exterran Holdings, Inc.*	36,680	1,011,268
Forest Oil Corp.*(a)	29,285	178,638
Geospace Technologies Corp.*(a)	1,045	88,093
Gulf Island Fabrication, Inc.	7,917	194,046
Gulfport Energy Corp.*	1,302	83,771
Hornbeck Offshore Services, Inc.*(a)	3,195	183,521
ION Geophysical Corp.*	34,279	178,251
Matrix Service Co.*	14,325	281,056
Newpark Resources, Inc.*	12,988	164,428
Northern Oil and Gas, Inc.*(a)	7,846	113,218
PDC Energy, Inc.*	2,174	129,440
Penn Virginia Corp.*(a)	18,265	121,462
Petroquest Energy, Inc.*	11,551	46,320
Pioneer Energy Services Corp.*	41,006	307,955
SEACOR Holdings, Inc.(a)	5,326	481,683
Stone Energy Corp.*(a)	10,088	327,154
Swift Energy Co.*(a)	16,590	189,458
Tesco Corp.*	11,111	184,109
TETRA Technologies, Inc.*	24,129	302,336
Total Energy		6,777,082
Food & Staples Retailing - 3.5%
Andersons, Inc.	26,921	1,881,778
Casey's General Stores, Inc.(a)	32,508	2,389,338
Nash Finch Co.(a)	61,319	1,619,435
Spartan Stores, Inc.	39,312	867,222
Total Food & Staples Retailing		6,757,773
Food, Beverage & Tobacco - 3.1%
Alliance One International, Inc.*	236,755	688,957

The accompanying notes are an integral part of these financial documents. 11

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Annie's, Inc.*	6,676	$327,792
B&G Foods, Inc., Class A	6,026	208,198
Boston Beer Co., Inc., Class A*(a)	859	209,776
Calavo Growers, Inc.(a)	6,578	198,919
Cal-Maine Foods, Inc.	8,105	389,850
Darling International, Inc.*	27,055	572,484
Diamond Foods, Inc.*(a)	13,684	322,669
Hain Celestial Group, Inc.*(a)	6,529	503,516
J&J Snack Foods Corp.	3,530	284,942
Sanderson Farms, Inc.	11,987	782,032
Seneca Foods Corp., Class A*	13,447	404,620
Snyders-Lance, Inc.	18,934	546,246
TreeHouse Foods, Inc.*	10,553	705,257
Total Food, Beverage & Tobacco		6,145,258
Health Care Equipment & Services - 9.4%
Abaxis, Inc.(a)	1,293	54,435
Abiomed, Inc.*	2,229	42,507
Air Methods Corp.(a)	6,605	281,373
Align Technology, Inc.*(a)	4,176	200,949
Almost Family, Inc.	5,884	114,326
Amedisys, Inc.*(a)	26,762	460,842
AMN Healthcare Services, Inc.*	23,329	321,007
Amsurg Corp.*(a)	8,311	329,947
Analogic Corp.	2,128	175,858
Bio-Reference Labs, Inc.*(a)	7,671	229,210
Cantel Medical Corp.(a)	4,641	147,816
Centene Corp.*	57,464	3,675,397
Chemed Corp.(a)	7,000	500,500
Computer Programs & Systems, Inc.(a)	1,098	64,233
CONMED Corp.	7,470	253,905
CorVel Corp.*	3,857	142,593
Cross Country Healthcare, Inc.*	25,892	156,906
CryoLife, Inc.	6,415	44,905
Cyberonics, Inc.*(a)	1,512	76,719
Cynosure, Inc., Class A*	2,375	54,174
Ensign Group, Inc.	6,821	280,411
Gentiva Health Services, Inc.*	44,000	529,760
Greatbatch, Inc.*	6,042	205,609
Haemonetics Corp.*(a)	6,161	245,701
Hanger, Inc.*	10,310	348,066
HealthStream, Inc.*	1,076	40,759
Healthways, Inc.*	12,332	228,265
ICU Medical, Inc.*	1,525	103,593
Integra LifeSciences Holdings Corp.*(a)	6,897	277,604
Invacare Corp.	29,481	509,137
IPC The Hospitalist Co., Inc.*	3,721	189,808
Kindred Healthcare, Inc.	148,036	1,988,123
Landauer, Inc.	968	49,610
LHC Group, Inc.*(a)	9,402	220,571
Magellan Health Services, Inc.*	18,539	1,111,598
Medidata Solutions, Inc.*	816	80,727
Meridian Bioscience, Inc.	2,461	58,203
Merit Medical Systems, Inc.*	10,731	130,167
Molina Healthcare, Inc.*(a)	56,391	2,007,520
MWI Veterinary Supply, Inc.*(a)	4,802	717,227
Natus Medical, Inc.*	7,840	111,171
Neogen Corp.*(a)	1,076	65,335
NuVasive, Inc.*(a)	8,677	212,500
Omnicell, Inc.*	4,738	112,196
PharMerica Corp.*	43,196	573,211
Quality Systems, Inc.	7,179	156,000
SurModics, Inc.*	807	19,190
Symmetry Medical, Inc.*	15,980	130,397
West Pharmaceutical Services, Inc.	10,696	440,140
Total Health Care Equipment & Services		18,470,201

Investments	Shares	Value
Household & Personal Products - 0.6%
Central Garden and Pet Co., Class A*	82,949	$568,201
Inter Parfums, Inc.	7,402	221,986
Medifast, Inc.*	4,471	120,225
Prestige Brands Holdings, Inc.*	5,530	166,564
WD-40 Co.	1,819	118,053
Total Household & Personal Products		1,195,029
Insurance - 2.3%
AMERISAFE, Inc.	3,130	111,146
eHealth, Inc.*	1,865	60,165
Employers Holdings, Inc.	7,278	216,448
Horace Mann Educators Corp.	12,285	348,648
Infinity Property & Casualty Corp.	6,877	444,254
Meadowbrook Insurance Group, Inc.	47,454	308,451
Navigators Group, Inc.*	5,086	293,818
ProAssurance Corp.	5,166	232,780
RLI Corp.	2,572	224,844
Safety Insurance Group, Inc.	4,441	235,240
Selective Insurance Group, Inc.(a)	23,839	584,056
Stewart Information Services Corp.(a)	20,917	669,135
Tower Group International Ltd.	65,000	455,000
United Fire Group, Inc.	9,067	276,271
Total Insurance		4,460,256
Materials - 7.8%
A. Schulman, Inc.	24,207	713,138
A.M. Castle & Co.*(a)	23,133	372,441
AK Steel Holding Corp.*(a)	459,793	1,724,224
AMCOL International Corp.(a)	9,800	320,264
American Vanguard Corp.	5,048	135,892
Balchem Corp.(a)	2,072	107,226
Calgon Carbon Corp.*	9,818	186,444
Century Aluminum Co.*	49,764	400,600
Clearwater Paper Corp.*(a)	13,082	624,927
Deltic Timber Corp.	846	55,108
Flotek Industries, Inc.*	5,500	126,500
Globe Specialty Metals, Inc.	16,659	256,715
H.B. Fuller Co.	16,210	732,530
Hawkins, Inc.	3,006	113,446
Haynes International, Inc.	3,866	175,246
Headwaters, Inc.*	24,376	219,140
Innophos Holdings, Inc.(a)	5,322	280,895
Kaiser Aluminum Corp.	6,126	436,478
KapStone Paper and Packaging Corp.	9,726	416,273
Koppers Holdings, Inc.	11,755	501,351
Kraton Performance Polymers, Inc.*	21,212	415,543
LSB Industries, Inc.*	6,993	234,475
Materion Corp.	12,173	390,266
Myers Industries, Inc.	14,116	283,873
Neenah Paper, Inc.	7,077	278,197
Olympic Steel, Inc.	15,871	440,896
OM Group, Inc.*	14,124	477,109
Ph Glatfelter Co.	20,276	548,871
PolyOne Corp.(a)	35,695	1,096,194
Quaker Chemical Corp.	3,383	247,128
RTI International Metals, Inc.*	8,124	260,293
Schweitzer-Mauduit International, Inc.	4,357	263,729
Stepan Co.	10,342	597,044
Stillwater Mining Co.*(a)	25,891	285,060
SunCoke Energy, Inc.*	36,756	624,852
Texas Industries, Inc.*(a)	3,215	213,187
Tredegar Corp.	12,024	312,624
Wausau Paper Corp.(a)	17,452	226,702
Zep, Inc.	13,788	224,193
Total Materials		15,319,074
Media - 1.5%

The accompanying notes are an integral part of these financial documents. 12

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Digital Generation, Inc.*(a)	10,294	$133,102
E.W. Scripps Co., Class A*	17,386	319,033
Harte-Hanks, Inc.	29,277	258,516
Live Nation Entertainment, Inc.*	115,551	2,143,471
Total Media		2,854,122
Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Acorda Therapeutics, Inc.*(a)	2,975	101,983
Affymetrix, Inc.*	17,867	110,775
Akorn, Inc.*(a)	5,249	103,300
Arqule, Inc.*	3,824	8,910
Cambrex Corp.*	6,603	87,160
Emergent Biosolutions, Inc.*	4,980	94,869
Hi-Tech Pharmacal Co., Inc.	1,750	75,513
Impax Laboratories, Inc.*	9,155	187,769
Luminex Corp.*	3,445	68,900
Medicines Co.*	6,272	210,238
Momenta Pharmaceuticals, Inc.*	657	9,454
PAREXEL International Corp.*(a)	11,967	601,102
Questcor Pharmaceuticals, Inc.(a)	3,714	215,412
Spectrum Pharmaceuticals, Inc.(a)	8,272	69,402
ViroPharma, Inc.*(a)	3,494	137,314
Total Pharmaceuticals, Biotechnology & Life Sciences		2,082,101
Real Estate Investment Trusts - 1.4%
Acadia Realty Trust	2,272	56,073
Agree Realty Corp.	925	27,917
Associated Estates Realty Corp.(a)	4,152	61,906
Capstead Mortgage Corp.	6,018	70,832
Cedar Realty Trust, Inc.	8,916	46,185
Colonial Properties Trust	5,938	133,546
CoreSite Realty Corp.	2,100	71,274
Cousins Properties, Inc.	5,292	54,455
DiamondRock Hospitality Co.	26,372	281,389
EastGroup Properties, Inc.	1,060	62,763
Epr Properties	2,164	105,473
Franklin Street Properties Corp.	4,479	57,062
Getty Realty Corp.	1,579	30,680
Government Properties Income Trust	3,078	73,657
Healthcare Realty Trust, Inc.	4,592	106,121
Inland Real Estate Corp.	5,344	54,669
Kite Realty Group Trust	6,322	37,489
LaSalle Hotel Properties(a)	10,498	299,403
Lexington Realty Trust	10,681	119,948
LTC Properties, Inc.	857	32,549
Medical Properties Trust, Inc.	5,978	72,752
Mid-America Apartment Communities, Inc.(a)	2,713	169,563
Parkway Properties, Inc.(a)	5,094	90,520
Pennsylvania Real Estate Investment Trust	7,447	139,259
Post Properties, Inc.	2,484	111,830
PS Business Parks, Inc.	1,581	117,974
Sabra Health Care REIT, Inc.	1,620	37,276
Saul Centers, Inc.	1,381	63,871
Sovran Self Storage, Inc.	1,120	84,762
Tanger Factory Outlet Centers	3,648	119,107
Universal Health Realty Income Trust	435	18,213
Urstadt Biddle Properties, Inc., Class A	1,542	30,655
Total Real Estate Investment Trusts		2,839,173
Real Estate Management & Development - 0.0%
Forestar Group, Inc.*	4,094	88,144

Retailing - 10.9%
Barnes & Noble, Inc.*	7,060	91,356
Big 5 Sporting Goods Corp.	18,926	304,330
Blue Nile, Inc.*	3,511	143,705

Investments	Shares	Value
Brown Shoe Co., Inc.	36,998	$868,343
Buckle, Inc.(a)	6,672	360,622
Cato Corp., Class A	10,839	303,275
Children's Place Retail Stores, Inc.*(a)	9,998	578,484
Christopher & Banks Corp.*	20,213	145,736
Finish Line, Inc., Class A	20,233	503,195
Francesca's Holdings Corp.*(a)	4,132	77,021
Fred's, Inc., Class A	38,168	597,329
Genesco, Inc.*(a)	12,630	828,275
Group 1 Automotive, Inc.	33,787	2,624,574
Haverty Furniture Cos., Inc.	9,129	223,934
Hibbett Sports, Inc.*(a)	4,630	259,975
Jos. A. Bank Clothiers, Inc.*(a)	7,650	336,294
Kirkland's, Inc.*	7,735	142,633
Lithia Motors, Inc., Class A(a)	16,972	1,238,277
Lumber Liquidators Holdings, Inc.*(a)	2,649	282,516
MarineMax, Inc.*	14,145	172,569
Men's Wearhouse, Inc.	23,474	799,290
Monro Muffler Brake, Inc.(a)	5,149	239,377
Nutrisystem, Inc.	8,373	120,404
OfficeMax, Inc.	196,240	2,509,910
Pep Boys-Manny, Moe & Jack*	56,454	703,981
PetMed Express, Inc.(a)	4,712	76,758
Pool Corp.	11,512	646,169
rue21, Inc.*	6,016	242,685
Select Comfort Corp.*(a)	12,262	298,580
Sonic Automotive, Inc., Class A	119,542	2,845,100
Stage Stores, Inc.(a)	25,336	486,451
Stein Mart, Inc.	28,971	397,482
Tuesday Morning Corp.*	18,509	282,632
Vitamin Shoppe, Inc.*(a)	8,025	351,094
VOXX International Corp., Class A*	18,147	248,614
Zale Corp.*	44,958	683,362
Zumiez, Inc.*	7,200	198,252
Total Retailing		21,212,584
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*	8,991	157,522
ATMI, Inc.*	5,045	133,793
Brooks Automation, Inc.	16,717	155,635
Cabot Microelectronics Corp.*	3,654	140,752
Ceva, Inc.*	913	15,749
Cirrus Logic, Inc.*(a)	7,843	177,879
Cohu, Inc.	7,061	77,036
Diodes, Inc.*(a)	9,576	234,612
DSP Group, Inc.*	7,130	50,266
Entropic Communications, Inc.*	25,361	111,081
Exar Corp.*	2,895	38,822
GT Advanced Technologies, Inc.*(a)	18,571	158,039
Hittite Microwave Corp.*	1,393	91,033
Kopin Corp.*(a)	3,693	14,883
Kulicke & Soffa Industries, Inc.*	21,281	245,796
Micrel, Inc.	8,672	79,002
Microsemi Corp.*	13,079	317,166
MKS Instruments, Inc.	7,069	187,965
Monolithic Power Systems, Inc.(a)	2,331	70,583
Nanometrics, Inc.*	2,737	44,120
Pericom Semiconductor Corp.*	5,943	46,355
Power Integrations, Inc.	1,919	103,914
Rubicon Technology, Inc.*(a)	1,582	19,158
Rudolph Technologies, Inc.*	5,859	66,793
Sigma Designs, Inc.*	10,142	56,694
Supertex, Inc.	847	21,463
Tessera Technologies, Inc.	3,387	65,538
TriQuint Semiconductor, Inc.*(a)	32,813	266,770
Ultratech, Inc.*	2,461	74,568
Veeco Instruments, Inc.*(a)	5,420	201,787

The accompanying notes are an integral part of these financial documents. 13

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Volterra Semiconductor Corp.*	2,339	$53,797
Total Semiconductors & Semiconductor Equipment		3,478,571
Software & Services - 4.0%
Blackbaud, Inc.	4,144	161,782
Blucora, Inc.*	6,832	156,999
Bottomline Technologies, Inc.*(a)	2,817	78,538
CACI International, Inc., Class A*(a)	17,840	1,232,922
Cardtronics, Inc.*	7,095	263,224
CIBER, Inc.*	85,235	281,275
comScore, Inc.*(a)	3,067	88,851
CSG Systems International, Inc.	10,218	255,961
Dealertrack Technologies, Inc.*(a)	3,375	144,585
Dice Holdings, Inc.*	7,975	67,867
Digital River, Inc.*	7,760	138,671
Ebix, Inc.(a)	6,751	67,105
EPIQ Systems, Inc.	10,371	137,105
Exlservice Holdings, Inc.*	5,209	148,352
Forrester Research, Inc.	2,777	102,082
Heartland Payment Systems, Inc.(a)	17,847	708,883
Higher One Holdings, Inc.*(a)	9,030	69,260
iGate Corp.*(a)	13,501	374,788
Interactive Intelligence Group, Inc.*(a)	1,479	93,902
j2 Global, Inc.(a)	2,879	142,568
Liquidity Services, Inc.*(a)	4,654	156,188
LivePerson, Inc.*	5,632	53,166
LogMeIn, Inc.*	1,584	49,183
Manhattan Associates, Inc.*	1,381	131,816
MAXIMUS, Inc.	9,065	408,288
MicroStrategy, Inc., Class A*	1,757	182,306
Monotype Imaging Holdings, Inc.	1,901	54,483
Netscout Systems, Inc.*	4,254	108,775
NIC, Inc.(a)	3,556	82,179
OpenTable, Inc.*(a)	793	55,494
Perficient, Inc.*	6,582	120,845
Progress Software Corp.*	4,753	123,008
QuinStreet, Inc.*	11,739	110,933
Sourcefire, Inc.*	1,076	81,690
Stamps.com, Inc.*	920	42,256
Synchronoss Technologies, Inc.*	2,646	100,707
Take-Two Interactive Software, Inc.*	16,960	307,994
Tangoe, Inc.*(a)	2,510	59,889
TeleTech Holdings, Inc.*(a)	14,997	376,275
Tyler Technologies, Inc.*(a)	1,514	132,430
United Online, Inc.	34,702	276,922
VASCO Data Security International, Inc.*	6,043	47,679
Virtusa Corp.*	3,493	101,507
XO Group, Inc.*	3,266	42,197
Total Software & Services		7,920,930
Technology Hardware & Equipment - 8.8%
Agilysys, Inc.*	4,821	57,466
Anixter International, Inc.*	23,359	2,047,650
ARRIS Group, Inc.*(a)	39,650	676,429
Avid Technology, Inc.*	35,903	215,418
Badger Meter, Inc.	2,280	106,020
Bel Fuse, Inc., Class B	5,736	100,036
Benchmark Electronics, Inc.*	34,606	792,131
Black Box Corp.	11,450	350,828
CalAmp Corp.*	2,965	52,273
Checkpoint Systems, Inc.*	14,804	247,227
Cognex Corp.	3,521	110,419
Coherent, Inc.(a)	4,158	255,509
Comtech Telecommunications Corp.	5,038	122,524
CTS Corp.	12,405	195,627
Daktronics, Inc.	14,981	167,637
Digi International, Inc.*	6,244	62,502

Investments	Shares	Value
DTS, Inc.*	1,706	$35,826
Electro Scientific Industries, Inc.	6,438	75,389
Electronics For Imaging, Inc.*(a)	7,279	230,599
FARO Technologies, Inc.*	2,155	90,876
FEI Co.	3,436	301,681
Harmonic, Inc.*	21,292	163,736
Insight Enterprises, Inc.*	86,884	1,643,845
Intevac, Inc.*	3,305	19,367
Ixia*	9,445	148,003
Littelfuse, Inc.(a)	2,837	221,910
Measurement Specialties, Inc.*	2,106	114,229
Mercury Systems, Inc.*	7,792	77,842
Methode Electronics, Inc.	6,054	169,512
MTS Systems Corp.	2,893	186,165
NETGEAR, Inc.*(a)	13,654	421,362
Newport Corp.*	11,745	183,574
Oplink Communications, Inc.*	3,033	57,081
OSI Systems, Inc.*(a)	3,636	270,773
Park Electrochemical Corp.	2,050	58,733
PC-Tel, Inc.	3,926	34,745
Plexus Corp.*(a)	20,854	775,769
Procera Networks, Inc.*(a)	1,393	21,578
QLogic Corp.*	15,645	171,156
Rofin-Sinar Technologies, Inc.*	7,461	180,631
Rogers Corp.*	2,818	167,615
ScanSource, Inc.*	28,599	989,525
Super Micro Computer, Inc.*	26,142	353,963
Symmetricom, Inc.*	15,209	73,307
Synaptics, Inc.*(a)	4,163	184,338
SYNNEX Corp.*(a)	55,344	3,400,889
TTM Technologies, Inc.*	46,934	457,607
ViaSat, Inc.*(a)	4,783	304,916
Total Technology Hardware & Equipment		17,146,238
Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	4,739	247,044
Cbeyond, Inc.*	26,219	168,064
Cincinnati Bell, Inc.*	153,323	417,038
General Communication, Inc., Class A*	26,329	250,652
Lumos Networks Corp.(a)	3,554	77,015
NTELOS Holdings Corp.	9,875	185,650
USA Mobility, Inc.	4,835	68,464
Total Telecommunication Services		1,413,927
Transportation - 2.6%
Allegiant Travel Co.	3,233	340,629
Arkansas Best Corp.	28,629	734,906
Atlas Air Worldwide Holdings, Inc.*(a)	11,648	537,089
Forward Air Corp.	4,959	200,096
Heartland Express, Inc.	12,687	180,028
HUB Group, Inc., Class A*(a)	26,652	1,045,558
Knight Transportation, Inc.	19,228	317,647
Old Dominion Freight Line, Inc.*	15,646	719,559
SkyWest, Inc.	71,553	1,038,950
Total Transportation		5,114,462
Utilities - 2.8%
ALLETE, Inc.(a)	6,812	329,019
American States Water Co.	5,948	163,927
Avista Corp.	19,579	516,886
El Paso Electric Co.	8,542	285,303
Laclede Group, Inc.	7,793	350,685
New Jersey Resources Corp.	19,794	871,926
Northwest Natural Gas Co.	5,721	240,167
NorthWestern Corp.	8,255	370,815
Piedmont Natural Gas Co., Inc.	12,423	408,468
South Jersey Industries, Inc.	3,889	227,818
Southwest Gas Corp.	12,710	635,500

The accompanying notes are an integral part of these financial documents. 14

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
UIL Holdings Corp.	13,926	$517,769
UNS Energy Corp.	10,446	486,992
Total Utilities		5,405,275
Total Common Stocks
(Cost $148,256,770)		195,396,961

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–13.9%
Dreyfus Institutional Preferred Money Market Fund– Prime Shares, 0.05% (b) (Cost $27,175,646)	27,175,646	27,175,646
Total Investments–113.9% (Cost $175,432,416)		222,572,607
Liabilities in Excess of Other Assets–(13.9)%		(27,207,325)
Net Assets–100.0%		$195,365,282

REIT -	Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $26,390,679; total market value of the collateral held by the fund was $27,175,646.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial documents. 15

Schedule of Investments

RevenueShares Financials Sector Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%
Capital Markets - 10.4%
Ameriprise Financial, Inc.	2,336	$212,763
Bank of New York Mellon Corp.	10,073	304,104
BlackRock, Inc.	715	193,493
Charles Schwab Corp.	4,910	103,797
E*Trade Financial Corp.*	2,511	41,432
Franklin Resources, Inc.	2,950	149,123
Goldman Sachs Group, Inc.	5,165	817,155
Invesco Ltd.	2,732	87,151
Legg Mason, Inc.	1,492	49,892
Morgan Stanley	24,814	668,737
Northern Trust Corp.	1,529	83,162
State Street Corp.	3,073	202,050
T. Rowe Price Group, Inc.	883	63,514
Total Capital Markets		2,976,373
Commercial Banks - 12.4%
BB&T Corp.	6,218	209,857
Comerica, Inc.	1,331	52,322
Fifth Third Bancorp	8,128	146,629
Huntington Bancshares, Inc.	7,111	58,737
KeyCorp	7,954	90,676
M&T Bank Corp.(a)	874	97,818
PNC Financial Services Group, Inc.	4,676	338,776
Regions Financial Corp.	12,587	116,556
SunTrust Banks, Inc.	6,656	215,787
U.S. Bancorp	11,602	424,401
Wells Fargo & Co.	42,743	1,766,141
Zions Bancorporation	1,742	47,766
Total Commercial Banks		3,565,466
Consumer Finance - 5.2%
American Express Co.	8,963	676,886
Capital One Financial Corp.	7,236	497,402
Discover Financial Services	3,550	179,417
SLM Corp.	5,251	130,750
Total Consumer Finance		1,484,455
Diversified Financial Services - 22.1%
Bank of America Corp.	139,705	1,927,929
Citigroup, Inc.	36,152	1,753,733
CME Group, Inc., Class A	781	57,700
IntercontinentalExchange, Inc.*	154	27,939
JPMorgan Chase & Co.	41,825	2,161,934
Leucadia National Corp.	7,104	193,513
Moody's Corp.	844	59,359
NASDAQ OMX Group, Inc.	1,923	61,709
NYSE Euronext	1,816	76,236
Total Diversified Financial Services		6,320,052
Insurance - 45.6%
ACE Ltd.	4,015	375,643
Aflac, Inc.	8,260	512,037
Allstate Corp.	13,238	669,181
American International Group, Inc.	26,989	1,312,475
AON PLC	3,118	232,104
Assurant, Inc.	3,287	177,827
Berkshire Hathaway, Inc., Class B*	29,846	3,387,819
Chubb Corp.	3,098	276,528
Cincinnati Financial Corp.	1,836	86,586
Genworth Financial, Inc., Class A*	16,246	207,786
Hartford Financial Services Group, Inc.	18,807	585,274
Lincoln National Corp.	5,628	236,320
Loews Corp.	6,350	296,799
Marsh & McLennan Cos., Inc.	5,510	239,961
MetLife, Inc.	28,562	1,340,986
Principal Financial Group, Inc.	4,383	187,680
Progressive Corp.	13,436	365,862

Investments	Shares	Value
Prudential Financial, Inc.	20,527	$1,600,695
Torchmark Corp.	1,043	75,461
Travelers Cos., Inc.	6,124	519,131
Unum Group	7,036	214,176
XL Group PLC	4,735	145,933
Total Insurance		13,046,264
Media - 0.4%
McGraw Hill Financial, Inc.	1,726	113,208

Paper & Forest Products - 0.5%
Weyerhaeuser Co.	5,544	158,725

Real Estate Investment Trusts - 2.6%
American Tower Corp.	849	62,936
Apartment Investment & Management Co., Class A	736	20,564
AvalonBay Communities, Inc.	192	24,401
Boston Properties, Inc.	365	39,018
Equity Residential	820	43,927
HCP, Inc.	978	40,049
Health Care REIT, Inc.	731	45,600
Host Hotels & Resorts, Inc.	6,282	111,003
Kimco Realty Corp.	955	19,272
Macerich Co. (The)	345	19,472
Plum Creek Timber Co., Inc.	575	26,927
Prologis, Inc.	1,035	38,937
Public Storage	236	37,890
Simon Property Group, Inc.	678	100,500
Ventas, Inc.	865	53,198
Vornado Realty Trust	663	55,732
Total Real Estate Investment Trusts		739,426
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	5,770	133,460

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	3,419	30,942
People's United Financial, Inc.	1,902	27,351
Total Thrifts & Mortgage Finance		58,293

Total Investments–99.9% (Cost $27,743,190)		28,595,722
Other Assets in Excess of Liabilities–0.1%		20,838
Net Assets–100.0%		$28,616,560

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)

All or a portion of security was on loan. The aggregate market value of the securities on loan was $92,894; total market value of the non-cash collateral, which includes U.S. Treasury securities, held by the fund was $94,912.

The accompanying notes are an integral part of these financial documents. 16

Schedule of Investments

RevenueShares ADR Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.4%
Automobiles & Components - 6.6%
Honda Motor Co. Ltd.(a)(b)	10,595	$404,093
Magna International, Inc.	1,409	116,327
Toyota Motor Corp.(b)	7,555	967,267
Total Automobiles & Components		1,487,687
Banks - 12.3%
Banco Bilbao Vizcaya Argentaria SA(b)	9,196	102,811
Banco Bradesco SA(b)	20,553	285,276
Banco de Chile(b)	167	15,314
Banco Santander Chile(a)(b)	647	17,010
Banco Santander SA(a)(b)	24,184	197,583
Bancolombia SA(b)	377	21,693
Bank of Montreal(a)	1,132	75,640
Bank of Nova Scotia	1,740	99,719
Barclays PLC(b)	10,720	182,669
Canadian Imperial Bank of Commerce	761	60,682
Credicorp Ltd.	118	15,158
HSBC Holdings PLC(b)	5,070	275,098
Itau Unibanco Holding SA(b)	15,205	214,695
KB Financial Group, Inc.(b)	27	946
Lloyds Banking Group PLC*(a)(b)	42,924	206,464
Mitsubishi UFJ Financial Group, Inc.(b)	29,197	187,153
Mizuho Financial Group, Inc.(b)	24,905	107,590
National Bank of Greece SA*(b)	7,547	30,565
Royal Bank of Canada	1,982	127,264
Royal Bank of Scotland Group PLC*(b)	13,579	157,381
Shinhan Financial Group Co. Ltd.(b)	89	3,604
Sumitomo Mitsui Financial Group, Inc.(a)(b)	13,352	129,915
Toronto-Dominion Bank	1,236	111,215
Westpac Banking Corp.(b)	4,868	149,302
Total Banks		2,774,747
Capital Goods - 2.9%
ABB Ltd.*(b)	6,147	145,008
Embraer SA(b)	638	20,716
Koninklijke Philips Electronics NV	3,416	110,166
Nidec Corp.(b)	1,524	32,233
Siemens AG(b)	2,938	354,058
Total Capital Goods		662,181
Consumer Durables & Apparel - 1.5%
Gildan Activewear, Inc.	160	7,430
Luxottica Group S.p.A.(b)	629	33,067
Sony Corp.(b)	13,969	300,613
Total Consumer Durables & Apparel		341,110
Consumer Services - 0.3%
Carnival PLC(b)	1,438	48,763
Intercontinental Hotels Group PLC(b)	229	6,689
Tim Hortons, Inc.	196	11,368
Total Consumer Services		66,820
Diversified Financials - 3.5%
Credit Suisse Group AG*(a)(b)	4,694	143,402
Deutsche Bank AG	4,803	220,362
ING Groep NV*(b)	15,815	179,500
Nomura Holdings, Inc.(b)	11,220	87,628
ORIX Corp.(b)	247	20,209
UBS AG*	7,021	144,071
Total Diversified Financials		795,172
Energy - 36.1%
BP PLC(b)	26,747	1,124,176
Cameco Corp.(a)	413	7,463
Canadian Natural Resources Ltd.	1,671	52,536
Cenovus Energy, Inc.	2,023	60,387
China Petroleum & Chemical Corp.(b)	14,285	1,118,373

Investments	Shares	Value
CNOOC Ltd.(b)	753	$151,955
Ecopetrol SA(a)(b)	2,909	133,814
Enbridge, Inc.	2,448	102,180
Encana Corp.	1,159	20,085
Enerplus Corp.	249	4,131
ENI S.p.A.(b)	11,807	543,476
Imperial Oil Ltd.	2,529	111,175
Penn West Petroleum Ltd.(a)	784	8,726
PetroChina Co. Ltd.(a)(b)	10,132	1,114,013
Petroleo Brasileiro SA, Class A(a)(b)	30,146	504,343
Royal Dutch Shell PLC, Class A(b)	12,416	815,483
Royal Dutch Shell PLC, Class B(b)	11,840	815,184
Statoil ASA(b)	17,443	395,607
Suncor Energy, Inc.	3,829	137,002
Talisman Energy, Inc.	1,828	21,022
Tenaris SA(a)(b)	809	37,845
Total SA(b)	14,548	842,620
TransCanada Corp.	682	29,967
Total Energy		8,151,563
Food & Staples Retailing - 0.8%
Cencosud SA(a)(b)	5,710	76,457
Delhaize Group SA(b)	1,597	100,707
Total Food & Staples Retailing		177,164
Food, Beverage & Tobacco - 2.8%
Anheuser-Busch InBev NV(b)	1,440	142,848
BRF SA(b)	2,083	51,096
British American Tobacco PLC(b)	802	84,330
Diageo PLC(b)	500	63,540
Fomento Economico Mexicano SAB de CV(b)	658	63,885
Unilever NV	2,965	111,840
Unilever PLC(b)	2,889	111,458
Total Food, Beverage & Tobacco		628,997
Health Care Equipment & Services - 0.5%
Catamaran Corp.*	954	43,836
Fresenius Medical Care AG & Co. KGaA(b)	1,561	50,545
Smith & Nephew PLC(a)(b)	242	15,106
Total Health Care Equipment & Services		109,487
Insurance - 4.6%
Aegon NV, Class G	25,168	186,243
Aviva PLC(a)(b)	15,781	202,628
China Life Insurance Co. Ltd.(a)(b)	5,993	232,888
Manulife Financial Corp.	4,233	70,098
Prudential PLC(b)	8,015	299,200
Sun Life Financial, Inc.	1,649	52,719
Total Insurance		1,043,776
Materials - 5.9%
Agnico-Eagle Mines Ltd.	229	6,062
Agrium, Inc.	657	55,208
ArcelorMittal(a)	20,229	276,530
Barrick Gold Corp.	2,768	51,540
BHP Billiton Ltd.(b)	1,784	118,636
BHP Billiton PLC(b)	2,004	117,955
Cemex SAB de CV*(b)	4,579	51,193
Cia de Minas Buenaventura SA(b)	447	5,234
Cia Siderurgica Nacional SA(a)(b)	6,766	28,891
CRH PLC(b)	3,477	84,039
Eldorado Gold Corp.	592	3,972
Gerdau SA(b)	8,910	66,469
Goldcorp, Inc.	678	17,635
Kinross Gold Corp.	2,807	14,175
POSCO(b)	1,378	101,476
Potash Corp. of Saskatchewan, Inc.	894	27,964

The accompanying notes are an integral part of these financial documents. 17

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Randgold Resources Ltd.(b)	59	$4,220
Rio Tinto PLC(a)(b)	3,648	177,877
Silver Wheaton Corp.	119	2,948
Sociedad Quimica y Minera de Chile SA(b)	272	8,310
Southern Copper Corp.	784	21,356
Syngenta AG(b)	630	51,219
Teck Resources Ltd., Class B	1,259	33,792
Yamana Gold, Inc.(a)	750	7,800
Total Materials		1,334,501
Media - 0.9%
Grupo Televisa SAB(b)	692	19,342
Pearson PLC(b)	1,280	26,035
Reed Elsevier NV(a)(b)	423	16,962
Reed Elsevier PLC(a)(b)	318	17,143
Shaw Communications, Inc., Class B	779	18,104
Thomson Reuters Corp.	1,331	46,598
WPP PLC(b)	584	60,117
Total Media		204,301
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AstraZeneca PLC(b)	1,837	95,395
Elan Corp. PLC*(b)	83	1,293
GlaxoSmithKline PLC(b)	2,946	147,801
Novartis AG(b)	2,684	205,890
Novo Nordisk A/S(b)	297	50,258
QIAGEN NV*	215	4,601
Sanofi(b)	3,057	154,776
Shire PLC(b)	137	16,425
Valeant Pharmaceuticals International, Inc.*	139	14,502
Total Pharmaceuticals, Biotechnology & Life Sciences		690,941
Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	2,033	76,034
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp.(a)(b)	534	6,221
ARM Holdings PLC(b)	76	3,657
ASML Holding NV, Class G	206	20,345
STMicroelectronics NV, Class Y	3,151	28,989
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	3,507	59,479
Total Semiconductors & Semiconductor Equipment		118,691
Software & Services - 0.3%
SAP AG(b)	1,044	77,172
Technology Hardware & Equipment - 2.5%
Alcatel-Lucent*(b)	19,791	69,862
BlackBerry Ltd.*(a)	5,651	44,926
Canon, Inc.(a)(b)	4,539	145,248
Kyocera Corp.(b)	505	53,878
Nokia OYJ*(b)	18,799	122,382
Telefonaktiebolaget LM Ericsson(b)	9,018	120,390
Total Technology Hardware & Equipment		556,686
Telecommunication Services - 11.0%
America Movil SAB de CV, Series R(b)	10,881	215,553
BCE, Inc.	1,680	71,736
BT Group PLC(b)	1,917	106,010
China Mobile Ltd.(b)	6,047	341,232
Chunghwa Telecom Co. Ltd.(a)(b)	725	22,895
Nippon Telegraph & Telephone Corp.(b)	18,155	473,119
NTT DoCoMo, Inc.(b)	12,094	196,165
Oi SA(a)(b)	23,520	43,277

Investments	Shares	Value
Orange(b)	16,709	$209,030
Portugal Telecom SGPS SA(a)(b)	6,347	28,371
Rogers Communications, Inc., Class B	1,042	44,816
Telecom Italia S.p.A.(b)	17,037	138,852
Telefonica SA*(a)(b)	18,392	284,708
TELUS Corp.	1,193	39,512
Vodafone Group PLC(b)	7,531	264,941
Total Telecommunication Services		2,480,217
Transportation - 0.6%
Canadian National Railway Co.	358	36,291
Canadian Pacific Railway Ltd.	168	20,714
Latam Airlines Group SA(a)(b)	3,175	47,879
Ryanair Holdings PLC(b)	449	22,333
Total Transportation		127,217
Utilities - 1.4%
Cia Energetica de Minas Gerais(b)	3,558	30,741
CPFL Energia SA(b)	1,576	27,186
Empresa Nacional de Electricidad SA(b)	387	16,250
Enersis SA(b)	2,803	45,016
National Grid PLC(b)	1,350	79,718
TransAlta Corp.	614	7,957
Veolia Environnement SA(a)(b)	6,925	118,556
Total Utilities		325,424
Total Common Stocks
(Cost $22,405,763)		22,229,888

PREFERRED STOCKS–1.1%
Food, Beverage & Tobacco - 0.3%
Cia de Bebidas das Americas (b)	1,505	57,717

Materials - 0.7%
Vale SA, Class B (b)	11,487	163,230

Utilities - 0.1%
Cia Paranaense de Energia-Copel Preference B (a)(b)	1,191	16,626

Total Preferred Stocks
(Cost $360,477)		237,573

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–15.7%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.05% (c) (Cost $3,544,739)	3,544,739	3,544,739
Total Investments–115.2% (Cost $26,310,979)		26,012,200
Liabilities in Excess of Other Assets–(15.2)%		(3,424,346)
Net Assets–100.0%		$22,587,854

The accompanying notes are an integral part of these financial documents. 18

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2013 (Unaudited)

PLC	–	Public Limited Company

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $3,427,212; total market value of the collateral held by the fund was $3,548,046. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,307.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

Country	Value	% of Net Assets
Australia	$267,938	1.2%
Belgium	243,555	1.1
Brazil	1,510,261	6.7
Canada	1,926,661	8.5
Chile	226,235	1.0
China	1,346,901	6.0
Colombia	155,507	0.7
Denmark	50,258	0.2
Finland	122,382	0.5
France	1,394,844	6.2
Germany	702,138	3.1
Greece	30,565	0.1
Hong Kong	1,611,560	7.1
Ireland	124,090	0.5
Italy	715,394	3.2
Japan	3,111,332	13.8
Jersey Islands	4,220	0.0 †
Luxembourg	314,376	1.4
Mexico	349,972	1.5
Netherlands	2,260,324	10.0
Norway	395,607	1.8
Peru	20,393	0.1
Portugal	28,371	0.1
South Korea	106,026	0.5
Spain	585,103	2.6
Sweden	120,390	0.5
Switzerland	718,578	3.2
Taiwan	82,374	0.4
United Kingdom	3,874,151	17.2
United States	3,612,694	16.0
Total Investments	26,012,200	115 .2
Liabilities in Excess of Other Assets	(3,424,346)	(15.2)
Net Assets	$22,587,854	100.0%

†	Less than 0.05%
The accompanying notes are an integral part of these financial documents. 19

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 0.7%
Standard Motor Products, Inc.	848	$27,272
Winnebago Industries, Inc.*	897	23,286
Total Automobiles & Components		50,558
Banks - 1.8%
BofI Holding, Inc.*(a)	603	39,111
Farmers Capital Bank Corp.*	484	10,580
Fidelity Southern Corp.	2,115	32,444
Home Loan Servicing Solutions Ltd.	455	10,015
MutualFirst Financial, Inc.	680	10,431
Pulaski Financial Corp.	1,004	10,351
Waterstone Financial, Inc.*	1,212	12,302
Total Banks		125,234
Capital Goods - 3.7%
China Yuchai International Ltd.	5,175	123,010
Coleman Cable, Inc.	1,464	30,905
Federal Signal Corp.*	3,201	41,197
Graham Corp.	160	5,781
Middleby Corp.*(a)	217	45,333
PGT, Inc.*	978	9,692
Total Capital Goods		255,918
Commercial & Professional Services - 2.1%
Barrett Business Services, Inc.	461	31,030
Consolidated Graphics, Inc.*	931	52,192
Huron Consulting Group, Inc.*	553	29,093
Portfolio Recovery Associates, Inc.*(a)	621	37,223
Total Commercial & Professional Services		149,538
Consumer Durables & Apparel - 13.0%
Hanesbrands, Inc.	3,556	221,574
Iconix Brand Group, Inc.*	581	19,301
Libbey, Inc.*	1,190	28,298
Luxottica Group S.p.A.(b)	2,547	133,896
Nautilus, Inc.*	4,398	31,754
Whirlpool Corp.	3,261	477,541
Total Consumer Durables & Apparel		912,364
Consumer Services - 5.0%
Carriage Services, Inc.	772	14,977
Cracker Barrel Old Country Store, Inc.	752	77,636
Melco Crown Entertainment Ltd.*(b)	7,395	235,383
Monarch Casino & Resort, Inc.*	750	14,235
Nathan's Famous, Inc.*	197	10,398
Total Consumer Services		352,629
Diversified Financials - 6.8%
CBOE Holdings, Inc.	496	22,434
FBR & Co.*	501	13,432
Financial Engines, Inc.	270	16,049
FXCM, Inc., Class A	1,265	24,984
MarketAxess Holdings, Inc.	264	15,850
Nelnet, Inc., Class A	929	35,720
SLM Corp.	13,526	336,797
Virtus Investment Partners, Inc.*	78	12,686
Total Diversified Financials		477,952
Energy - 1.1%
Cabot Oil & Gas Corp.	1,980	73,894

Food, Beverage & Tobacco - 5.0%
Flowers Foods, Inc.	4,435	95,086
Green Mountain Coffee Roasters, Inc.*(a)	1,353	101,922
Industrias Bachoco S.A.B. de CV(b)	3,957	156,183
Total Food, Beverage & Tobacco		353,191

Investments	Shares	Value
Health Care Equipment & Services - 1.7%
Addus HomeCare Corp.*	566	$16,397
AMN Healthcare Services, Inc.*	1,937	26,653
CorVel Corp.*	619	22,884
Medidata Solutions, Inc.*	188	18,599
Providence Service Corp. (The)*	1,292	37,068
Total Health Care Equipment & Services		121,601
Insurance - 10.0%
American Equity Investment Life Holding Co.	4,756	100,922
American National Insurance Co.	1,527	149,707
American Safety Insurance Holdings Ltd.*	556	16,791
AmTrust Financial Services, Inc.	3,028	118,274
Arch Capital Group Ltd.*	2,067	111,887
HCI Group, Inc.(a)	933	38,104
StanCorp Financial Group, Inc.	2,662	146,463
Universal Insurance Holdings, Inc.	2,051	14,459
Total Insurance		696,607
Materials - 6.2%
American Pacific Corp.*	456	24,971
CaesarStone Sdot-Yam Ltd.*	558	25,489
Chase Corp.	558	16,394
FutureFuel Corp.	1,004	18,032
Packaging Corp. of America	1,929	110,127
Rock-Tenn Co., Class A	2,335	236,465
Total Materials		431,478
Media - 9.8%
Crown Media Holdings, Inc., Class A*(a)	5,408	16,657
Lions Gate Entertainment Corp.*(a)	2,795	97,965
Reed Elsevier NV(a)(b)	822	32,962
Reed Elsevier PLC(a)(b)	630	33,963
Time Warner, Inc.	7,621	501,538
Total Media		683,085
Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
China Biologic Products, Inc.*	216	6,310
Covance, Inc.*(a)	859	74,269
Gilead Sciences, Inc.*	4,790	301,004
ICON PLC*	1,012	41,421
Jazz Pharmaceuticals PLC*	358	32,925
Lannett Co., Inc.*	976	21,296
PAREXEL International Corp.*	2,013	101,113
Santarus, Inc.*	1,614	36,428
Thermo Fisher Scientific, Inc.	3,594	331,187
Total Pharmaceuticals, Biotechnology & Life Sciences		945,953
Real Estate - 0.1%
China HGS Real Estate, Inc.*(a)	1,064	8,182

Retailing - 5.5%
Big 5 Sporting Goods Corp.	1,514	24,345
Conn's, Inc.*(a)	623	31,175
Ctrip.com International Ltd.*(b)	759	44,349
Lumber Liquidators Holdings, Inc.*(a)	485	51,725
Netflix, Inc.*	630	194,802
Overstock.com, Inc.*(a)	1,304	38,690
Total Retailing		385,086
Semiconductors & Semiconductor Equipment - 0.5%
Cree, Inc.*(a)	607	36,535

Software & Services - 5.3%
AVG Technologies NV*	756	18,099
Bitauto Holdings Ltd.*(a)(b)	1,127	18,167

The accompanying notes are an integral part of these financial documents. 20

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
September 30, 2013 (Unaudited)

Investments	Shares	Value
Fleetcor Technologies, Inc.*	457	$50,343
NIC, Inc.	809	18,696
Phoenix New Media Ltd.*(b)	839	9,439
Qihoo 360 Technology Co. Ltd.*(b)	256	21,299
Reis, Inc.*	1,368	22,120
SouFun Holdings Ltd.(b)	537	27,731
Tyler Technologies, Inc.*	405	35,425
Yahoo!, Inc.*	4,561	151,243
Total Software & Services		372,562
Technology Hardware & Equipment - 1.3%
Alliance Fiber Optic Products, Inc.(a)	782	16,007
CalAmp Corp.*	2,206	38,892
Methode Electronics, Inc.	1,255	35,140
Silicom Ltd.	51	1,883
Total Technology Hardware & Equipment		91,922
Telecommunication Services - 5.8%
SK Telecom Co. Ltd.(a)(b)	17,866	405,558

Transportation - 1.1%
Copa Holdings SA, Class A	388	53,804
Grupo Aeroportuario del Sureste S.A.B. de CV(b)	210	22,860
Total Transportation		76,664
Total Common Stocks
(Cost $6,175,715)		7,006,511

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–14.0%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.05% (c) (Cost $979,048)	979,048	979,048
Total Investments–114.0% (Cost $7,154,763)		7,985,559
Liabilities in Excess of Other Assets–(14.0)%		(978,265)
Net Assets–100.0%		$7,007,294

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $959,221; total market value of the collateral held by the fund was $979,048.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial documents. 21

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to

23

the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at September 30, 2013 are shown in the Schedules of Investments. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2013, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2013 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other Significant Observable Inputs (Level 2)	Significant Observable Inputs (Level 3)	Total
Fund	Common Stock	Preferred Stock	Money Market Funds
RevenueShares Large Cap Fund	$173,974,671	$—	$3,930,456	$—	$—	$177,905,127
RevenueShares Mid Cap Fund	142,863,104	—	15,106,157	—	—	157,969,261
RevenueShares Small Cap Fund	195,396,961	—	27,175,646	—	—	222,572,607
RevenueShares Financials Sector Fund	28,595,722	—	—	—	—	28,595,722
RevenueShares ADR Fund	22,229,888	237,573	3,544,739	—	—	26,012,200
RevenueShares Navellier Overall A-100 Fund	7,006,511	—	979,048	—	—	7,985,559

At September 30, 2013, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2013, based on the valuation input Levels assigned to securities on June 30, 2013.

4. FEDERAL INCOME TAX

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$132,998,590	$46,036,127	$(1,129,590)	$44,906,537
RevenueShares Mid Cap Fund	126,962,975	31,913,158	(906,872)	31,006,286
RevenueShares Small Cap Fund	175,432,416	48,640,785	(1,500,594)	47,140,191
RevenueShares Financials Sector Fund	27,743,190	1,122,143	(269,611)	852,532
RevenueShares ADR Fund	26,310,979	2,354,000	(2,652,779)	(298,779)
RevenueShares Navellier Overall A-100 Fund	7,154,763	877,567	(46,771)	830,796

24

5. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such

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market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

6. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	November 20, 2013

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	November 20, 2013

* Print the name and title of each signing officer under his or her signature.